UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s PGIM US Real Estate Fund, PGIM Short Duration Muni Fund, PGIM Conservative Retirement Spending Fund, PGIM Enhanced Retirement Spending Fund and PGIM Moderate Retirement Spending Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2026

Date of reporting period:	3/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM US Real Estate Fund
Class A:
PJEAX
ANNUAL SHAREHOLDER REPORT – March 31, 2026
This annual shareholder report contains important information about the Class A shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class A	$130	1.25%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile but improved meaningfully over the reporting period. The U.S. real estate investment trust (“REIT”) market delivered solid positive performance despite persistent interest rate uncertainty and episodic macro shocks, as investor focus shifted toward improving property fundamentals and resilient cash-flow visibility. Positive performance continued to be driven by structurally supported property types, such as data centers, industrial, and select residential sectors, while lagging segments—including office and certain retail formats—experienced further stabilization from deeply discounted valuations. While higher long-term rates remained a headwind at times,
REIT performance became increasingly decoupled from interest rate movements, as private market values showed signs of bottoming, and capital markets activity gradually recovered. Overall, sentiment toward U.S. real estate equities improved as balance sheets, operating trends, and transaction activity pointed to a more favorable outlook.
■
The Fund benefited from positive stock selection across several sectors, including health care and storage. Additionally, underweight positions in the specialty housing and gaming sectors contributed to relative performance versus the FTSE NAREIT Equity REITs Index (the “Index”).
■
Stock selection in the net lease and hotel sectors was negative for the period, detracting from the Fund’s performance. Also detracting from the
Fund’s performance was an overweight position relative to the Index in the residential sector.
MF209EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 31, 2016 to March 31, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	1.97%	5.35%	6.39%
Class A without sales charges	7.90%	6.54%	7.00%
S&P 500 Index	17.80%	12.06%	14.16%
FTSE NAREIT Equity REITs Index	6.84%	5.82%	5.57%

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 279,079,534
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,433,136
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Sector Classification	% of Net Assets
Specialized REITs	23.5%
Retail REITs	21.4%
Health Care REITs	21.0%
Industrial REITs	14.5%
Residential REITs	9.0%
Office REITs	3.7%
Diversified REITs	3.7%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	A
NASDAQ	PJEAX
CUSIP	744336603
MF209EA

PGIM US Real Estate Fund
Class C:
PJECX
ANNUAL SHAREHOLDER REPORT – March 31, 2026
This annual shareholder report contains important information about the Class C shares of PGIM US Real Estate Fund (t he “Fund”) for the period
of April 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class C	$207	2.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile but improved meaningfully over the reporting period. The U.S. real estate investment trust (“REIT”) market delivered solid positive performance despite persistent interest rate uncertainty and episodic macro shocks, as investor focus shifted toward improving property fundamentals and resilient cash-flow visibility. Positive performance continued to be driven by structurally supported property types, such as data centers, industrial, and select residential sectors, while lagging segments—including office and certain retail formats—experienced further stabilization from deeply discounted valuations. While higher long-term rates remained a headwind at times,
REIT performance became increasingly decoupled from interest rate movements, as private market values showed signs of bottoming, and capital markets activity gradually recovered. Overall, sentiment toward U.S. real estate equities improved as balance sheets, operating trends, and transaction activity pointed to a more favorable outlook.
■
The Fund benefited from positive stock selection across several sectors, including health care and storage. Additionally, underweight positions in the specialty housing and gaming sectors contributed to relative performance versus the FTSE NAREIT Equity REITs Index (the “Index”).
■
Stock selection in the net lease and hotel sectors was negative for the period, detracting from the Fund’s performance. Also detracting from the
Fund’s performance was an overweight position relative to the Index in the residential sector.
MF209EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 31, 2016 to March 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	6.11%	5.75%	6.20%
Class C without sales charges	7.11%	5.75%	6.20%
S&P 500 Index	17.80%	12.06%	14.16%
FTSE NAREIT Equity REITs Index	6.84%	5.82%	5.57%

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 279,079,534
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,433,136
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Sector Classification	% of Net Assets
Specialized REITs	23.5%
Retail REITs	21.4%
Health Care REITs	21.0%
Industrial REITs	14.5%
Residential REITs	9.0%
Office REITs	3.7%
Diversified REITs	3.7%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	C
NASDAQ	PJECX
CUSIP	744336801
MF209EC

PGIM US Real Estate Fund
Class Z:
PJEZX
ANNUAL SHAREHOLDER REPORT – March 31, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class Z	$104	1.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile but improved meaningfully over the reporting period. The U.S. real estate investment trust (“REIT”) market delivered solid positive performance despite persistent interest rate uncertainty and episodic macro shocks, as investor focus shifted toward improving property fundamentals and resilient cash-flow visibility. Positive performance continued to be driven by structurally supported property types, such as data centers, industrial, and select residential sectors, while lagging segments—including office and certain retail formats—experienced further stabilization from deeply discounted valuations. While higher long-term rates remained a headwind at times,
REIT performance became increasingly decoupled from interest rate movements, as private market values showed signs of bottoming, and capital markets activity gradually recovered. Overall, sentiment toward U.S. real estate equities improved as balance sheets, operating trends, and transaction activity pointed to a more favorable outlook.
■
The Fund benefited from positive stock selection across several sectors, including health care and storage. Additionally, underweight positions in the specialty housing and gaming sectors contributed to relative performance versus the FTSE NAREIT Equity REITs Index (the “Index”).
■
Stock selection in the net lease and hotel sectors was negative for the period, detracting from the Fund’s performance. Also detracting from the
Fund’s performance was an overweight position relative to the Index in the residential sector.
MF209EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 31, 2016 to March 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	8.09%	6.80%	7.26%
S&P 500 Index	17.80%	12.06%	14.16%
FTSE NAREIT Equity REITs Index	6.84%	5.82%	5.57%

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 279,079,534
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,433,136
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Sector Classification	% of Net Assets
Specialized REITs	23.5%
Retail REITs	21.4%
Health Care REITs	21.0%
Industrial REITs	14.5%
Residential REITs	9.0%
Office REITs	3.7%
Diversified REITs	3.7%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	Z
NASDAQ	PJEZX
CUSIP	744336884
MF209EZ

PGIM US Real Estate Fund
Class R6:
PJEQX
ANNUAL SHAREHOLDER REPORT – March 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class R6	$91	0.87%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile but improved meaningfully over the reporting period. The U.S. real estate investment trust (“REIT”) market delivered solid positive performance despite persistent interest rate uncertainty and episodic macro shocks, as investor focus shifted toward improving property fundamentals and resilient cash-flow visibility. Positive performance continued to be driven by structurally supported property types, such as data centers, industrial, and select residential sectors, while lagging segments—including office and certain retail formats—experienced further stabilization from deeply discounted valuations. While higher long-term rates remained a headwind at times,
REIT performance became increasingly decoupled from interest rate movements, as private market values showed signs of bottoming, and capital markets activity gradually recovered. Overall, sentiment toward U.S. real estate equities improved as balance sheets, operating trends, and transaction activity pointed to a more favorable outlook.
■
The Fund benefited from positive stock selection across several sectors, including health care and storage. Additionally, underweight positions in the specialty housing and gaming sectors contributed to relative performance versus the FTSE NAREIT Equity REITs Index (the “Index”).
■
Stock selection in the net lease and hotel sectors was negative for the period, detracting from the Fund’s performance. Also detracting from the
Fund’s performance was an overweight position relative to the Index in the residential sector.
MF209ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 25, 2017 to March 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.24%	6.84%	7.96% (5/25/2017)
S&P 500 Index	17.80%	12.06%	13.80%
FTSE NAREIT Equity REITs Index	6.84%	5.82%	5.99%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 279,079,534
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,433,136
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Sector Classification	% of Net Assets
Specialized REITs	23.5%
Retail REITs	21.4%
Health Care REITs	21.0%
Industrial REITs	14.5%
Residential REITs	9.0%
Office REITs	3.7%
Diversified REITs	3.7%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	R6
NASDAQ	PJEQX
CUSIP	744336751
MF209ER6

PGIM Short Duration Muni Fund
Class A:
PDSAX
ANNUAL SHAREHOLDER REPORT – March 31, 2026
This annual shareholder report contains important information about the Class A shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class A	$61	0.60%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the U.S. Federal Reserve cut rates by 25 basis points (bps) in September, October, and December of 2025, as market uncertainty around the health of the labor market climbed, and economic data was obscured by the November federal government shutdown. (One basis point equals 0.01%.) The technical backdrop to start 2026 was supportive, as gross issuance in tax-exempt Municipal bonds ($111 billion year to date) was met with healthy demand and led to $42 billion in net issuance. However, demand slowed amid the rate volatility in March, linked to the presumed impact of a potential global oil supply shock on U.S. inflation and subsequent market revisions to expectations for cuts to the federal funds rate. Against this backdrop, the 5-year and 10-year municipal/Treasury yield ratios cheapened, ending the period at 68% and 72%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance relative to the Bloomberg 1–8 Year Municipal Index (the
“Index”). Specifically, overweights in housing, healthcare, prepaid gas, public power, student loans, and airports contributed to the Fund’s performance as spreads tightened. Exposure to special assessment bonds and industrial-backed credits, such as airlines, detracted from the
Fund’s performance.
■
The Fund’s duration positioning, relative to the Index, was largely neutral during the period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 12 bps.
■
The Fund maintained a modest short position in 10-year U.S. Treasury futures contracts to hedge overall duration from longer municipals. This position had a modestly negative impact on the Fund’s performance as U.S. Treasury rates fell during the period in which the futures were held.
MF222EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 31, 2016 to March 31, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	1.52%	0.57%	1.47%
Class A without sales charges	3.86%	1.03%	1.70%
Bloomberg Municipal Bond Index*	4.29%	0.84%	2.16%
Bloomberg 1-8 Year Municipal Index	3.85%	1.30%	1.77%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 295,610,514
Number of fund holdings	262
Total advisory fees paid for the year	$ 393,469
Portfolio turnover rate for the year	65%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Credit Quality expressed as a percentage of total investments as of 3/31/2026 (%)
AAA	12.6
AA	41.4
A	22.6
BBB	10.5
BB	4.3
B	0.5
Not Rated	7.2
Cash/Cash Equivalents	0.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	A
NASDAQ	PDSAX
CUSIP	744336835
MF222EA

PGIM Short Duration Muni Fund
Class C:
PDSCX
ANNUAL SHAREHOLDER REPORT – March 31, 2026
This annual shareholder report contains important information about the Class C shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS
FOR
THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class C	$162	1.60%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the U.S. Federal Reserve cut rates by 25 basis points (bps) in September, October, and December of 2025, as market uncertainty around the health of the labor market climbed, and economic data was obscured by the November federal government shutdown. (One basis point equals 0.01%.) The technical backdrop to start 2026 was supportive, as gross issuance in tax-exempt Municipal bonds ($111 billion year to date) was met with healthy demand and led to $42 billion in net issuance. However, demand slowed amid the rate volatility in March, linked to the presumed impact of a potential global oil supply shock on U.S. inflation and subsequent market revisions to expectations for cuts to the federal funds rate. Against this backdrop, the 5-year and 10-year municipal/Treasury yield ratios cheapened
, ending
the period at 68% and 72%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance relative to the Bloomberg 1–8 Year Municipal Index (the
“Index”). Specifically, overweights in housing, healthcare, prepaid gas, public power, student loans, and airports contributed to the Fund’s performance as spreads tightened. Exposure to special assessment bonds and industrial-backed credits, such as airlines, detracted from the
Fund’s performance.
■
The Fund’s duration positioning, relative to the Index, was largely neutral
during the period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 12 bps.
■
The Fund maintained a modest
short
position in 10-year U.S. Treasury futures contracts to hedge overall duration from longer municipals. This position had a modestly negative impact on the Fund’s performance as U.S. Treasury rates fell during the period in which the futures were held.
MF222EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 31, 2016 to March 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	1.80%	0.09%	0.85%
Class C without sales charges	2.80%	0.09%	0.85%
Bloomberg Municipal Bond Index*	4.29%	0.84%	2.16%
Bloomberg 1-8 Year Municipal Index	3.85%	1.30%	1.77%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 295,610,514
Number of fund holdings	262
Total advisory fees paid for the year	$ 393,469
Portfolio turnover rate for the year	65%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Credit Quality expressed as a percentage of total investments as of 3/31/2026 (%)
AAA	12.6
AA	41.4
A	22.6
BBB	10.5
BB	4.3
B	0.5
Not Rated	7.2
Cash/Cash Equivalents	0.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	C
NASDAQ	PDSCX
CUSIP	744336827
MF222EC

PGIM Short Duration Muni Fund
Class Z:
PDSZX
ANNUAL SHAREHOLDER REPORT – March 31, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND
COSTS
FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class Z	$33	0.32%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the U.S. Federal Reserve cut rates by 25 basis points (bps) in September, October, and December of 2025, as market uncertainty around the health of the labor market climbed, and economic data was obscured by the November federal government shutdown. (One basis point equals 0.01%.) The technical backdrop to start 2026 was supportive, as gross issuance in tax-exempt Municipal bonds ($111 billion year to date) was met with healthy demand and led to $42 billion in net issuance. However, demand slowed amid the rate volatility in March, linked to the presumed impact of a potential global oil supply shock on U.S. inflation and subsequent market revisions to expectations for cuts to the federal funds rate. Against this backdrop, the 5-year and 10-year municipal/Treasury yield ratios cheapened, ending the period at 68% and 72%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance relative to the Bloomberg 1–8 Year Municipal Index (the
“Index”). Specifically, overweights in housing, healthcare, prepaid gas, public power, student loans, and airports contributed to the Fund’s performance as spreads tightened. Exposure to special assessment bonds and industrial-backed credits, such as airlines, detracted from the
Fund’s performance.
■
The Fund’s duration positioning, relative to the
Index
, was largely neutral during the period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning detracted from performance as the differential
between a 10-year bond and a 2-year bond of the same type steepened by 12 bps.
■
The Fund maintained a modest short position in 10-year U.S.
Treasury
futures contracts to hedge overall duration from longer municipals. This position had a modestly negative impact on the Fund’s performance as U.S. Treasury rates fell during the period in which the futures were held.
MF222EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 31, 2016 to March 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	4.15%	1.33%	1.98%
Bloomberg Municipal Bond Index*	4.29%	0.84%	2.16%
Bloomberg 1-8 Year Municipal Index	3.85%	1.30%	1.77%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 295,610,514
Number of fund holdings	262
Total advisory fees paid for the year	$ 393,469
Portfolio turnover rate for the year	65%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Credit Quality expressed as a percentage of total investments as of 3/31/2026 (%)
AAA	12.6
AA	41.4
A	22.6
BBB	10.5
BB	4.3
B	0.5
Not Rated	7.2
Cash/Cash Equivalents	0.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	Z
NASDAQ	PDSZX
CUSIP	744336819
MF222EZ

PGIM Short Duration Muni Fund
Class R6:
PDSQX
ANNUAL SHAREHOLDER REPORT – March 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS
FOR
THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class R6	$30	0.29%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the U.S. Federal Reserve cut rates by 25 basis points (bps) in September, October, and December of 2025, as market uncertainty around the health of the labor market climbed, and economic data was obscured by the November federal government shutdown. (One basis point equals 0.01%.) The technical backdrop to start 2026 was supportive, as gross issuance in tax-exempt Municipal bonds ($111 billion year to date) was met with healthy demand and led to $42 billion in net issuance. However, demand slowed amid the rate volatility in March, linked to the presumed impact of a potential global oil supply shock on U.S. inflation and subsequent market revisions to expectations for cuts to the federal funds rate. Against this backdrop, the 5-year and 10-year municipal/Treasury yield ratios cheapened
, ending
the period at 68% and 72%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance relative to the Bloomberg 1–8 Year Municipal Index (the
“Index”). Specifically, overweights in housing, healthcare, prepaid gas, public power, student loans, and airports contributed to the Fund’s performance as spreads tightened. Exposure to special assessment bonds and industrial-backed credits, such as airlines, detracted from the
Fund’s performance.
■
The Fund’s duration positioning, relative to the
Index
, was largely neutral during the period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 12 bps.
■
The Fund maintained a modest short
position
in 10-year U.S. Treasury futures contracts to hedge overall duration from longer municipals. This position had a modestly negative impact on the Fund’s performance as U.S. Treasury rates fell during the period in which the futures were held.
MF222ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 25, 2017 to March 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	4.18%	1.36%	2.10% (5/25/2017)
Bloomberg Municipal Bond Index*	4.29%	0.84%	2.16%
Bloomberg 1-8 Year Municipal Index	3.85%	1.30%	1.82%

*The Fund compares its
performance
against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month
-end
closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 295,610,514
Number of fund holdings	262
Total advisory fees paid for the year	$ 393,469
Portfolio turnover rate for the year	65%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Credit Quality expressed as a percentage of total investments as of 3/31/2026 (%)
AAA	12.6
AA	41.4
A	22.6
BBB	10.5
BB	4.3
B	0.5
Not Rated	7.2
Cash/Cash Equivalents	0.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	R6
NASDAQ	PDSQX
CUSIP	744336744
MF222ER6

PGIM Conservative Retirement Spending Fund
Class R6:
PGFCX
ANNUAL SHAREHOLDER REPORT – March 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Conservative Retirement Spending Fund (the
“Fund”) for the period of April 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Conservative Retirement Spending Fund—Class R6	$1	0.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
There were several dominant themes over the reporting period, including stepped-up fiscal spending and widening deficits by major economies, a technology-driven investment boom in both the U.S. and China, and a supportive liquidity backdrop that underpinned major asset classes.
Overall, it was a strong period for risk assets, although performance varied across asset classes. This period was riddled with windows of volatility driven by multiple factors, including geopolitical tensions, trade wars, government shutdowns, and mixed economic data. After positive returns for both U.S. and non-U.S. markets during the final three quarters of 2025, the first quarter of 2026 saw a change in tone. The first two months of 2026 were a continuation of last year, with macroeconomic discussions centered around artificial intelligence (“AI”) and interest rate cuts. Amid this backdrop, most major asset classes—U.S. and international—experienced positive returns. However, the landscape shifted dramatically when conflict broke out in the Middle East on February 28, causing an oil supply shock and increased volatility across U.S. and
non-U.S. markets, with major benchmarks in equities and fixed income closing the quarter in the red while oil prices rallied.
■
The Fund’s portfolio, through its investments in underlying funds, was allocated to a combination of approximately 40% equity securities and non-traditional asset classes, and 60% fixed income securities. Equities substantially outperformed bonds by 13.5% during the period.
■
From an asset allocation perspective, the Fund’s 20% allocation to non-traditional asset classes was a strong boost to performance, as certain non-traditional asset classes like commodities, which returned 32.3%, and infrastructure, which returned 26.9%, outpaced equities by 14.5%
and 9.1%, respectively. Within equities, the Fund benefited from exposure to developed non-U.S. equities. Diversification within fixed income, with an allocation to high-yield bonds, benefited as the asset class outperformed U.S. nominal bonds.
■
At the underlying fund level, the PGIM US Real Estate Fund (Class R6) was a key contributor to relative performance as it significantly outperformed its benchmark index for the period. The PGIM Jennison Global Infrastructure Fund (Class R6) was a key detractor from relative performance as it lagged its respective benchmark for the period.
MF254ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 3, 2024 to March 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2026
	One Year (%)	Since Inception (%)
Class R6	9.62%	8.88% (4/3/2024)
S&P 500 Index*	17.80%	12.93%
Bloomberg US Aggregate Bond Index*	4.35%	4.61%
Conservative Retirement Spending Fund Custom Benchmark	9.68%	8.43%
S&P Target Risk Conservative Index	9.66%	7.66%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 5,438,269
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	13%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Fund - Fixed Income	45.2%
Affiliated Mutual Fund - Domestic Equity	25.1%
Affiliated Mutual Fund - Short-Term Investment	14.6%
Affiliated Mutual Fund - International Equity	12.8%
Unaffiliated Exchange-Traded Fund - Fixed Income	3.5%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Conservative Retirement Spending Fund

SHARE CLASS	R6
NASDAQ	PGFCX
CUSIP	744336520
MF254ER6

PGIM Enhanced Retirement Spending Fund
Class R6:
PGFEX
ANNUAL SHAREHOLDER REPORT – March 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Enhanced Retirement Spending Fund (the
“Fund”) for the period of April 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Enhanced Retirement Spending Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
There were several dominant themes over the reporting period, including stepped-up fiscal spending and widening deficits by major economies, a technology-driven investment boom in both the U.S. and China, and a supportive liquidity backdrop that underpinned major asset classes.
Overall, it was a strong period for risk assets, although performance varied across asset classes. This period was riddled with windows of volatility driven by multiple factors, including geopolitical tensions, trade wars, government shutdowns, and mixed economic data. After positive returns for both U.S. and non-U.S. markets during the final three quarters of 2025, the first quarter of 2026 saw a change in tone. The first two months of 2026 were a continuation of last year, with macroeconomic discussions centered around artificial intelligence (“AI”) and interest rate cuts. Amid this backdrop, most major asset classes—U.S. and international—experienced positive returns. However, the landscape shifted dramatically when conflict broke out in the Middle East on February 28, causing an oil supply shock and increased volatility across U.S. and
non-U.S. markets, with major benchmarks in equities and fixed income closing the quarter in the red while oil prices rallied.
■
The Fund’s portfolio, through its investments in underlying funds, was allocated to a combination of approximately 80% equity securities and non-traditional asset classes, and 20% fixed income securities. Equities substantially outperformed bonds by 13.5% during the period.
■
From an asset allocation perspective, the Fund’s 32% allocation to non-traditional asset classes was a strong boost to performance, as certain non-traditional asset classes like commodities, which returned 32.3%, and infrastructure, which returned 26.9%, outpaced equities by 14.5%
and 9.1%, respectively. Within equities, the Fund benefited from exposure to non-U.S. equities (developed and emerging) and U.S. small-cap stocks. Diversification within fixed income, with allocations to high-yield bonds and emerging-markets debt, benefited as both outperformed
U.S. nominal bonds.
■
At the underlying fund level, key contributors to relative performance included the PGIM Quant Solutions Emerging Markets Equity Fund
(Class R6), PGIM Global Real Estate Fund (Class R6), and PGIM US Real Estate Fund (Class R6), as each significantly outperformed its respective benchmark index for the period. The PGIM Jennison Small Cap Core Equity Fund (Class R6) and PGIM Jennison Global
Infrastructure Fund (Class R6) were key detractors from relative performance, as they lagged their respective benchmarks for the period.
MF254E12R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 3, 2024 to March 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2026
	One Year (%)	Since Inception (%)
Class R6	16.73%	12.55% (4/3/2024)
S&P 500 Index*	17.80%	12.93%
Bloomberg US Aggregate Bond Index*	4.35%	4.61%
Enhanced Retirement Spending Fund Custom Benchmark	16.30%	11.73%
S&P Target Risk Moderate Index	11.41%	8.61%

*The Fund compares its performance against this broad-based index in response to regulatory requirements
.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 6,069,422
Number of fund holdings	15
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	16%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Fund - Domestic Equity	40.2%
Affiliated Mutual Fund - International Equity	34.1%
Affiliated Mutual Fund - Fixed Income	21.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	3.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Enhanced Retirement Spending Fund

SHARE CLASS	R6
NASDAQ	PGFEX
CUSIP	744336496
MF254E12R6

PGIM Moderate Retirement Spending Fund
Class R6:
PGFMX
ANNUAL SHAREHOLDER REPORT – March 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Moderate Retirement Spending Fund (the
“Fund”) for the period of April 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Moderate Retirement Spending Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
There were several dominant themes over the reporting period, including stepped-up fiscal spending and widening deficits by major economies, a technology-driven investment boom in both the U.S. and China, and a supportive liquidity backdrop that underpinned major asset classes.
Overall, it was a strong period for risk assets, although performance varied across asset classes. This period was riddled with windows of volatility driven by multiple factors, including geopolitical tensions, trade wars, government shutdowns, and mixed economic data. After positive returns for both U.S. and non-U.S. markets during the final three quarters of 2025, the first quarter of 2026 saw a change in tone. The first two months of 2026 were a continuation of last year, with macroeconomic discussions centered around artificial intelligence (“AI”) and interest rate cuts. Amid this backdrop, most major asset classes—U.S. and international—experienced positive returns. However, the landscape shifted dramatically when conflict broke out in the Middle East on February 28, causing an oil supply shock and increased volatility across U.S. and
non-U.S. markets, with major benchmarks in equities and fixed income closing the quarter in the red while oil prices rallied.
■
The Fund’s portfolio, through its investments in underlying funds, was allocated to a combination of approximately 60% equity securities and non-traditional asset classes, and 40% fixed income securities. Equities substantially outperformed bonds by 13.5% during the period.
■
From an asset allocation perspective, the Fund’s 28% allocation to non-traditional asset classes was a strong boost to performance, as certain non-traditional asset classes like commodities, which returned 32.3%, and infrastructure, which returned 26.9%, outpaced equities by 14.5%
and 9.1%, respectively. Within equities, the Fund benefited from exposure to developed non-U.S. equities and U.S. small-cap stocks.
Diversification within fixed income, with allocations to high-yield bonds and emerging-markets debt, benefited as both outperformed
U.S. nominal bonds.
■
At the underlying fund level, key contributors to relative performance included the PGIM Global Real Estate Fund (Class R6), and PGIM US
Real Estate Fund (Class R6), as each significantly outperformed its benchmark index for the period. The PGIM Jennison Small-Cap Core
Equity Fund (Class R6) and PGIM Jennison Global Infrastructure Fund (Class R6) were key detractors from relative performance, as they lagged their respective benchmarks for the period.
MF254E1R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 3, 2024 to March 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 3/31 /202 6
	One Year (%)	Since Inception (%)
Class R6	12.85%	10.70% (4/3/2024)
S&P 500 Index*	17.80%	12.93%
Bloomberg US Aggregate Bond Index*	4.35%	4.61%
Moderate Retirement Spending Fund Custom Benchmark	12.89%	10.12%
S&P Target Risk Conservative Index	9.66%	7.66%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?

Fund’s net assets	$ 5,617,411
Number of fund holdings	14
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	15%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Fund - Domestic Equity	33.1%
Affiliated Mutual Fund - Fixed Income	32.0%
Affiliated Mutual Fund - International Equity	23.0%
Affiliated Mutual Fund - Short-Term Investment	7.1%
Unaffiliated Exchange-Traded Fund - Fixed Income	5.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/interme
diary/reso
urce
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delivery
and enroll.
PGIM Moderate Retirement Spending Fund

SHARE CLASS	R6
NASDAQ	PGFMX
CUSIP	744336512
MF254E1R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended March 31, 2026 and March 31, 2025, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $134,965 and $129,774, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended March 31, 2026 and March 31, 2025: none.

(c)	Tax Fees

For the fiscal years ended March 31, 2026 and March 31, 2025: none.

(d)	All Other Fees

For the fiscal years ended March 31, 2026 and March 31, 2025: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e)	(2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended March 31, 2026	Fiscal Year Ended March 31, 2025
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2026 and March 31, 2025 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM US Real Estate Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2026

Table of Contents	Financial Statements and Other Information	March 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM US Real Estate Fund	1
Notes to Financial Statements	12

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of March 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS

Diversified REITs 3.7%

Essential Properties Realty Trust, Inc.	336,751	$10,223,760

Health Care REITs 21.0%

American Healthcare REIT, Inc.	254,952	12,023,536

Janus Living, Inc. (Class A Stock)*(a)	211,859	4,993,517

National Health Investors, Inc.	76,459	6,182,475

Welltower, Inc.	178,994	35,388,904

		58,588,432

Hotel & Resort REITs 2.2%

Ryman Hospitality Properties, Inc.	27,610	2,547,575

Sunstone Hotel Investors, Inc.	384,369	3,463,164

		6,010,739

Industrial REITs 14.5%

First Industrial Realty Trust, Inc.	152,601	8,827,968

LXP Industrial Trust	52,216	2,415,512

Prologis, Inc.	221,914	29,332,593

		40,576,073

Office REITs 3.7%

BXP, Inc.	86,708	4,500,145

Piedmont Realty Trust, Inc.	471,818	3,099,845

SL Green Realty Corp.	77,151	2,849,958

		10,449,948

Residential REITs 9.0%

AvalonBay Communities, Inc.	7,846	1,281,644

Equity Residential	152,460	9,018,009

Independence Realty Trust, Inc.	491,129	7,312,911

Mid-America Apartment Communities, Inc.	16,340	1,995,441

Sun Communities, Inc.	2,580	324,977

UDR, Inc.	152,993	5,168,103

		25,101,085

Retail REITs 21.4%

Acadia Realty Trust	126,921	2,426,730

Agree Realty Corp.	137,256	10,346,357

Curbline Properties Corp.	250,390	6,457,558

FrontView REIT, Inc.	108,662	1,681,001

Kite Realty Group Trust	91,766	2,252,855

NETSTREIT Corp.	213,274	4,015,949

NNN REIT, Inc.	134,114	5,636,812

Realty Income Corp.	53,713	3,286,161

Regency Centers Corp.	80,386	6,082,005

Simon Property Group, Inc.	94,350	17,599,106

		59,784,534

Specialized REITs 23.5%

Digital Realty Trust, Inc.	71,682	12,917,813

Equinix, Inc.	21,867	21,434,908

Extra Space Storage, Inc.	83,592	10,961,419

See Notes to Financial Statements.

PGIM US Real Estate Fund 1

Schedule of Investments (continued)

as of March 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs (cont’d.)

Iron Mountain, Inc.	148,354	$15,152,877

Smartstop Self Storage REIT, Inc.	169,027	5,118,138

		65,585,155

TOTAL LONG-TERM INVESTMENTS (cost $242,186,820)		276,319,726

SHORT-TERM INVESTMENTS 1.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	3,350,097	3,350,097
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $521,899; includes $521,700 of cash collateral for securities on loan)(b)(wb)	522,265	521,899

TOTAL SHORT-TERM INVESTMENTS (cost $3,871,996)		3,871,996

TOTAL INVESTMENTS 100.4% (cost $246,058,816)		280,191,722

Liabilities in excess of other assets (0.4)%		(1,112,188)

NET ASSETS 100.0%		$279,079,534

Below is a list of the abbreviation(s) used in the annual report:

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $523,254; cash collateral of $521,700 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Diversified REITs	$10,223,760	$—	$—
Health Care REITs	58,588,432	—	—
Hotel & Resort REITs	6,010,739	—	—
Industrial REITs	40,576,073	—	—
Office REITs	10,449,948	—	—
Residential REITs	25,101,085	—	—
Retail REITs	59,784,534	—	—
Specialized REITs	65,585,155	—	—

See Notes to Financial Statements.

2

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$3,871,996	$—	$—

Total	$280,191,722	$—	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2026 were as follows:

Specialized REITs	23.5%
Retail REITs	21.4
Health Care REITs	21.0
Industrial REITs	14.5
Residential REITs	9.0
Office REITs	3.7
Diversified REITs	3.7
Hotel & Resort REITs	2.2

Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	1.4%

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$523,254	$(521,700)	$1,554

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM US Real Estate Fund 3

Statement of Assets and Liabilities

as of March 31, 2026

Assets
Investments at value, including securities on loan of $523,254:
Unaffiliated investments (cost $242,186,820)	$276,319,726
Affiliated investments (cost $3,871,996)	3,871,996
Dividends receivable	1,073,835
Receivable for investments sold	720,107
Receivable for Fund shares sold	281,784
Tax reclaim receivable	1,635
Prepaid expenses	8,289

Total Assets	282,277,372

Liabilities
Payable for Fund shares purchased	1,331,575
Payable for investments purchased	1,083,641
Payable to broker for collateral for securities on loan	521,700
Management fee payable	164,393
Accrued expenses and other liabilities	91,441
Distribution fee payable	2,754
Affiliated transfer agent fee payable	2,334

Total Liabilities	3,197,838

Net Assets	$279,079,534

Net assets were comprised of:
Shares of beneficial interest, at par	$17,046
Paid-in capital in excess of par	258,125,297
Total distributable earnings (loss)	20,937,191

Net assets, March 31, 2026	$279,079,534

See Notes to Financial Statements.

4

Class A

Net asset value and redemption price per share,
($4,566,083 ÷ 279,509 shares of beneficial interest issued and outstanding)	$16.34
Maximum sales charge (5.50% of offering price)	0.95

Maximum offering price to public	$17.29

Class C

Net asset value, offering price and redemption price per share,
($2,021,946 ÷ 128,163 shares of beneficial interest issued and outstanding)	$15.78

Class Z

Net asset value, offering price and redemption price per share,
($136,996,518 ÷ 8,366,512 shares of beneficial interest issued and outstanding)	$16.37

Class R6

Net asset value, offering price and redemption price per share,
($135,494,987 ÷ 8,271,331 shares of beneficial interest issued and outstanding)	$16.38

See Notes to Financial Statements.

PGIM US Real Estate Fund  5

Statement of Operations

Year Ended March 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$6,255,547
Affiliated dividend income	68,767
Income from securities lending, net (including affiliated income of $7,615)	7,664

Total income	6,331,978

Expenses
Management fee	1,488,868
Distribution fee(a)	30,555
Transfer agent’s fees and expenses (including affiliated expense of $14,487)(a)	164,099
Registration fees(a)	61,179
Custodian and accounting fees	49,145
Professional fees	42,002
Shareholders’ reports	31,189
Audit fee	30,268
Trustees’ fees	12,300
Miscellaneous	35,634

Total expenses	1,945,239
Less: Fee waiver and/or expense reimbursement(a)	(55,732)
Distribution fee waiver(a)	(2,330)

Net expenses	1,887,177

Net investment income (loss)	4,444,801

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	(3,288,264)
Net change in unrealized appreciation (depreciation) on investments	14,235,586

Net gain (loss) on investment transactions	10,947,322

Net Increase (Decrease) In Net Assets Resulting From Operations	$15,392,123

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	13,982	16,573	—	—
Transfer agent’s fees and expenses	12,003	4,272	136,270	11,554
Registration fees	13,658	11,209	25,789	10,523
Fee waiver and/or expense reimbursement	(18,845)	(13,038)	(23,849)	—
Distribution fee waiver	(2,330)	—	—	—

See Notes to Financial Statements.

6

Statements of Changes in Net Assets

	Year Ended
	March 31,
	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,444,801	$2,443,766
Net realized gain (loss) on investment transactions	(3,288,264)	3,772,524
Net change in unrealized appreciation (depreciation) on investments	14,235,586	7,124,007

Net increase (decrease) in net assets resulting from operations	15,392,123	13,340,297

Dividends and Distributions
Distributions from distributable earnings
Class A	(81,684)	(80,466)
Class C	(19,604)	(12,926)
Class Z	(1,722,847)	(1,442,668)
Class R6	(1,822,676)	(880,350)

	(3,646,811)	(2,416,410)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	198,496,779	111,478,230
Net asset value of shares issued in reinvestment of dividends and distributions	3,646,705	2,165,609
Cost of shares purchased	(71,913,333)	(100,233,566)

Net increase (decrease) in net assets from Fund share transactions	130,230,151	13,410,273

Total increase (decrease)	141,975,463	24,334,160

Net Assets:

Beginning of year	137,104,071	112,769,911

End of year	$279,079,534	$137,104,071

See Notes to Financial Statements.

PGIM US Real Estate Fund 7

Financial Highlights

Class A Shares
	Year Ended March 31,
	2026	2025		2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.41	$14.12		$12.74		$16.68		$14.23
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.26		0.24		0.25		0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.92	1.28		1.37		(3.77)		3.92
Total from investment operations	1.20	1.54		1.61		(3.52)		4.08
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.25)		(0.23)		(0.25)		(0.12)
Distributions from net realized gains	-	-		-		(0.17)		(1.51)
Total dividends and distributions	(0.27)	(0.25)		(0.23)		(0.42)		(1.63)
Net asset value, end of year	$16.34	$15.41		$14.12		$12.74		$16.68
Total Return(b):	7.90%	11.05%		12.81%		(21.08)%		28.70%

Ratios/Supplemental Data:
Net assets, end of year (000)	$4,566	$4,979		$4,490		$4,317		$7,648
Average net assets (000)	$4,660	$4,798		$4,155		$5,402		$6,774
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25%	1.27	%(d)	1.26	%(d)	1.26	%(d)	1.25%
Expenses before waivers and/or expense reimbursement	1.70%	1.73%		1.85%		1.77	%(d)	1.66%
Net investment income (loss)	1.82%	1.75%		1.84%		1.84%		0.98%
Portfolio turnover rate(e)	84%	118%		94%		156%		132%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended March 31, 2025 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% and 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver, if applicable.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

8

Class C Shares
	Year Ended March 31,
	2026	2025		2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.91	$13.68		$12.36		$16.21		$13.88
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.15		0.14		0.14		0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.88	1.23		1.32		(3.66)		3.82
Total from investment operations	1.05	1.38		1.46		(3.52)		3.86
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.15)		(0.14)		(0.16)		(0.02)
Distributions from net realized gains	-	-		-		(0.17)		(1.51)
Total dividends and distributions	(0.18)	(0.15)		(0.14)		(0.33)		(1.53)
Net asset value, end of year	$15.78	$14.91		$13.68		$12.36		$16.21
Total Return(b):	7.11%	10.16%		11.95%		(21.62)%		27.77%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,022	$1,511		$1,298		$1,129		$2,085
Average net assets (000)	$1,657	$1,285		$1,027		$1,513		$1,599
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.00%	2.02	%(d)	2.01	%(d)	2.01	%(d)	2.00%
Expenses before waivers and/or expense reimbursement	2.79%	3.21%		3.18%		2.75	%(d)	2.84%
Net investment income (loss)	1.11%	1.06%		1.14%		1.08%		0.28%
Portfolio turnover rate(e)	84%	118%		94%		156%		132%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended March 31, 2025 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% and 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver, if applicable.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund 9

Financial Highlights (continued)

Class Z Shares
	Year Ended March 31,
	2026	2025		2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.45	$14.16		$12.77		$16.71		$14.25
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.29		0.31		0.28		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.88	1.29		1.34		(3.78)		3.91
Total from investment operations	1.23	1.58		1.65		(3.50)		4.13
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.29)		(0.26)		(0.27)		(0.16)
Distributions from net realized gains	-	-		-		(0.17)		(1.51)
Total dividends and distributions	(0.31)	(0.29)		(0.26)		(0.44)		(1.67)
Net asset value, end of year	$16.37	$15.45		$14.16		$12.77		$16.71
Total Return(b):	8.09%	11.29%		13.14%		(20.87)%		29.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$136,997	$79,356		$70,462		$36,692		$77,967
Average net assets (000)	$93,308	$72,669		$49,602		$49,433		$44,164
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	1.01	%(d)	1.01	%(d)	1.01	%(d)	1.00%
Expenses before waivers and/or expense reimbursement	1.03%	1.10%		1.12%		1.16	%(d)	1.16%
Net investment income (loss)	2.20%	1.94%		2.33%		2.03%		1.34%
Portfolio turnover rate(e)	84%	118%		94%		156%		132%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% for the year ended March 31, 2025 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver, if applicable.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

10

Class R6 Shares
	Year Ended March 31,
	2026	2025		2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.45	$14.16		$12.77		$16.71		$14.25
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.31		0.30		0.28		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.88	1.27		1.35		(3.78)		3.91
Total from investment operations	1.25	1.58		1.65		(3.50)		4.13
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.29)		(0.26)		(0.27)		(0.16)
Distributions from net realized gains	-	-		-		(0.17)		(1.51)
Total dividends and distributions	(0.32)	(0.29)		(0.26)		(0.44)		(1.67)
Net asset value, end of year	$16.38	$15.45		$14.16		$12.77		$16.71
Total Return(b):	8.24%	11.32%		13.14%		(20.87)%		29.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$135,495	$51,257		$36,521		$21,927		$13,596
Average net assets (000)	$98,889	$46,391		$25,937		$18,301		$9,125
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.87%	1.01	%(d)	1.01	%(d)	1.01	%(d)	1.00%
Expenses before waivers and/or expense reimbursement	0.87%	1.01%		1.02%		1.07	%(d)	1.10%
Net investment income (loss)	2.31%	2.02%		2.28%		2.12%		1.30%
Portfolio turnover rate(e)	84%	118%		94%		156%		132%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended March 31, 2025 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% and 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver, if applicable.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund 11

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM US Real Estate Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is capital appreciation and income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

12

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is

PGIM US Real Estate Fund 13

Notes to Financial Statements (continued)

marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Between 2018 and 2025, tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported

14

amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, and supervises the subadvisers’ performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its investment group, PGIM Real Estate) and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% on average daily net assets up to and including $1 billion;	0.75%
0.73% on the next $2 billion of average daily net assets;
0.71% on the next $2 billion of average daily net assets;
0.70% on the next $5 billion of average daily net assets;
0.69% on average daily net assets exceeding $10 billion.

The Manager has contractually agreed, through July 31, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.25%
C	2.00
Z	1.00
R6	1.00

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through July 31, 2027 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

PGIM US Real Estate Fund 15

Notes to Financial Statements (continued)

For the year ended March 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$19,437	$ —
C	—	—

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended March 31, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended March 31, 2026, were as follows:

Cost of Purchases	Proceeds from Sales

$297,243,213	$164,842,514

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended March 31, 2026, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)
$1,159,539	$ 96,275,130	$ 94,084,572	$—	$—	$3,350,097	3,350,097	$68,767	$—

PGIM Institutional Money Market Fund (7-day effective yield 3.829%)(b)(wb)

—	36,680,252	36,158,353	—	—	521,899	522,265	7,615(1)	—

$1,159,539	$132,955,382	$130,242,925	$—	$—	$3,871,996		$76,382	$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

16

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended March 31, 2026, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$3,646,811	$—	$—	$3,646,811

For the year ended March 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$2,416,410	$—	$—	$2,416,410

For the year ended March 31, 2026, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$1,544,419	$—

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of March 31, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$249,867,470	$39,562,162	$(9,237,910)	$30,324,252

The differences between GAAP and tax basis were primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of March 31, 2026 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$10,931,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2026 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

PGIM US Real Estate Fund 17

Notes to Financial Statements (continued)

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of March 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	29,271	0.3%

R6	84,878	1.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	6	81.8

18

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended March 31, 2026:
Shares sold	47,872	$746,834
Shares issued in reinvestment of dividends and distributions	5,280	81,612
Shares purchased	(83,238)	(1,293,872)
Net increase (decrease) in shares outstanding before conversion	(30,086)	(465,426)
Shares issued upon conversion from other share class(es)	3,361	52,375
Shares purchased upon conversion into other share class(es)	(16,841)	(259,293)
Net increase (decrease) in shares outstanding	(43,566)	$(672,344)

Year ended March 31, 2025:
Shares sold	55,624	$864,422
Shares issued in reinvestment of dividends and distributions	5,498	80,320
Shares purchased	(57,915)	(882,387)
Net increase (decrease) in shares outstanding before conversion	3,207	62,355
Shares issued upon conversion from other share class(es)	4,182	62,485
Shares purchased upon conversion into other share class(es)	(2,192)	(32,939)
Net increase (decrease) in shares outstanding	5,197	$91,901

Class C
Year ended March 31, 2026:
Shares sold	37,503	$576,354
Shares issued in reinvestment of dividends and distributions	1,299	19,604
Shares purchased	(6,612)	(101,842)
Net increase (decrease) in shares outstanding before conversion	32,190	494,116
Shares purchased upon conversion into other share class(es)	(5,337)	(81,445)
Net increase (decrease) in shares outstanding	26,853	$412,671

Year ended March 31, 2025:
Shares sold	46,279	$706,709
Shares issued in reinvestment of dividends and distributions	924	12,926
Shares purchased	(28,502)	(401,349)
Net increase (decrease) in shares outstanding before conversion	18,701	318,286
Shares purchased upon conversion into other share class(es)	(12,252)	(183,947)
Net increase (decrease) in shares outstanding	6,449	$134,339

Class Z
Year ended March 31, 2026:
Shares sold	5,706,851	$92,898,663
Shares issued in reinvestment of dividends and distributions	111,142	1,722,813
Shares purchased	(2,606,626)	(41,182,887)
Net increase (decrease) in shares outstanding before conversion	3,211,367	53,438,589
Shares issued upon conversion from other share class(es)	18,734	290,454
Shares purchased upon conversion into other share class(es)	(508)	(8,217)
Net increase (decrease) in shares outstanding	3,229,593	$53,720,826

Year ended March 31, 2025:
Shares sold	5,058,310	$76,968,835
Shares issued in reinvestment of dividends and distributions	81,031	1,192,013
Shares purchased	(5,003,035)	(75,449,239)
Net increase (decrease) in shares outstanding before conversion	136,306	2,711,609
Shares issued upon conversion from other share class(es)	22,984	369,496
Net increase (decrease) in shares outstanding	159,290	$3,081,105

Class R6
Year ended March 31, 2026:
Shares sold	6,694,516	$104,274,928
Shares issued in reinvestment of dividends and distributions	116,680	1,822,676
Shares purchased	(1,858,913)	(29,334,732)

PGIM US Real Estate Fund 19

Notes to Financial Statements (continued)

Share Class	Shares	Amount
Net increase (decrease) in shares outstanding before conversion	4,952,283	$76,762,872
Shares issued upon conversion from other share class(es)	508	8,217
Shares purchased upon conversion into other share class(es)	(130)	(2,091)
Net increase (decrease) in shares outstanding	4,952,661	$76,768,998

Year ended March 31, 2025:
Shares sold	2,219,144	$32,938,264
Shares issued in reinvestment of dividends and distributions	59,701	880,350
Shares purchased	(1,527,013)	(23,500,591)
Net increase (decrease) in shares outstanding before conversion	751,832	10,318,023
Shares purchased upon conversion into other share class(es)	(13,133)	(215,095)
Net increase (decrease) in shares outstanding	738,699	$10,102,928

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended March 31, 2026. The average daily balance for the 9 days that the Fund had loans outstanding during the period was approximately $1,249,222, borrowed at a weighted average interest rate of 4.89%. The maximum loan outstanding amount during the period was $8,677,000. At March 31, 2026, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Concentration Risk: To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

20

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s portfolio turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the

PGIM US Real Estate Fund 21

Notes to Financial Statements (continued)

REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

22

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2026.

PGIM US Real Estate Fund 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 12 and Shareholders of PGIM US Real Estate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM US Real Estate Fund (one of the funds constituting Prudential Investment Portfolios 12, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

May 19, 2026

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

24

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Short Duration Muni Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2026

Table of Contents	Financial Statements and Other Information	March 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Short Duration Muni Fund.	1

Notes to Financial Statements	22

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.2%

MUNICIPAL BONDS

Alabama 5.5%

Baldwin Cnty. Indl. Dev. Auth. Rev.,
Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000%(cc)	06/01/55	1,500	$1,527,334
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	2,365	2,378,258
Gas Proj., Series A (Mandatory put date 05/01/32)	5.250(cc)	05/01/56	2,000	2,031,430
Gas Proj., Series E	5.000	07/01/33	2,000	2,088,997
Gas Proj., Series E (Mandatory put date 05/01/35)	5.000(cc)	12/01/55	2,000	2,114,598
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	2,000	2,049,723
Gas Proj., Series F	5.000	12/01/28	600	622,943
Gas Proj., Series F	5.000	12/01/29	1,575	1,652,246
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	170	170,433
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	1,000	1,010,128
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	500	502,335

				16,148,425

Alaska 0.8%

Alaska Hsg. Fin. Corp. Rev.,
Gen. Mortgage Rev. Bonds II, Series A	6.000	12/01/56	1,000	1,107,973
Alaska St.,
Series A, GO, Rfdg.	5.000	08/01/34	1,000	1,133,654

				2,241,627

Arizona 3.4%

Arizona Hlth. Facs. Auth. Rev.,
Banner Hlth., Series B (Mandatory put date 10/01/24)	4.160(cc)	01/01/37	2,385	2,377,764
Arizona Indl. Dev. Auth. Rev.,
Equitable Sch. Revolving Fund, Sustainable Bonds, Series A	5.000	11/01/31	1,000	1,090,009
The Ranches at Gunsmoke Proj. (Mandatory put date 11/01/26)	5.000(cc)	03/01/58	1,500	1,514,509
Chandler Indl. Dev. Auth. Rev.,
Intel Corp. Proj., AMT, Rmkt. (Mandatory put date 06/01/29)	4.000(cc)	06/01/49	1,420	1,438,372
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr. Proj., Rfdg.	4.000	07/01/26	340	339,676
Reid Traditional Sch. Proj.	4.000	07/01/26	105	105,019
Pinal Cnty. Indl. Dev. Auth. Rev.,
Whispering Oaks Farm/Suburban Propane 1 LLC Proj., Conv. CABS, Sustainable Bond., Series A, 144A	5.500(cc)	10/01/33	1,716	1,783,163
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	1,275	1,291,049

				9,939,561

Arkansas 1.0%

Arkansas Dev. Fin. Auth. Rev.,
United States Steel Corp. Proj., Series A, AMT (Mandatory put date 03/01/33), 144A	4.000(cc)	09/01/46	1,000	990,966
Weyerhaeuser Co. Proj., AMT (Mandatory put date 10/15/32)	3.875(cc)	10/15/65	1,945	1,918,768

				2,909,734

California 3.8%

California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Series B-2 (Mandatory put date 08/01/31)	2.870(cc)	02/01/52	1,000	942,268
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/31)	5.250(cc)	01/01/54	2,000	2,109,959
Sustainable Bonds, Clean Energy Proj., Series F	5.000	11/01/33	1,000	1,067,008
California Infrast. & Econ. Dev. Bank Rev.,
Brightline West Passanger Rail Proj., Series C, AMT (Mandatory put date 11/02/26), 144A	3.500(cc)	01/01/65	2,000	2,000,032
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	65	65,020

See Notes to Financial Statements.

PGIM Short Duration Muni Fund 1

Schedule of Investments (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	7.000%	07/01/22(d)	250	$2,500
Long Beach Bond Fin. Auth. Rev.,
Natural Gas, Series B	4.072(cc)	11/15/27	700	699,937
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Series A, Rfdg.	5.000	07/01/26	580	583,708
Series B, Rfdg.	5.000	07/01/26	175	175,608
Series B, Rfdg.	5.000	07/01/27	250	256,983
Series B, Rfdg.	5.000	07/01/31	1,265	1,378,164
Series C	4.000	07/01/26	500	500,949
Series D, Rfdg.	5.000	07/01/26	620	622,090
Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev.,
Series A	5.000	07/01/26	425	427,264
Sanger Unif. Sch. Dist.,
Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	60	59,994
South Jersey Trans. Auth. Rev.,
Southern Transmission Sys. Renewal Proj., Series 1	5.000	07/01/31	250	274,095

				11,165,579

Colorado 2.8%

Colorado Hlth. Facs. Auth. Rev.,
AdventHealth Oblig. Grp., Series A (Mandatory put date 11/15/29)	5.000(cc)	11/15/59	940	1,010,175
Commonspirit Hlth., Series A-2, Rfdg.	5.000	08/01/26	540	543,598
Covenant Living Communities & Svcs., Rfdg.	5.000	12/01/30	1,000	1,060,321
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, AMT, Rfdg.	5.000	11/15/32	1,000	1,094,910
Sub. Series B, AMT, Rfdg.	5.000	11/15/32	1,000	1,089,661
Denver City & Cnty. Hsg. Auth. Rev.,
4965 Washington Street Proj., Series A	5.000	06/01/29	2,000	2,091,090
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj, Series A, Rfdg.	5.000	07/15/27	620	632,443
University of Colorado Rev.,
Univ. Enterprise Rev., Green Bond Proj., Series C-3B, Rfdg. (Mandatory put date 10/15/26)	2.000(cc)	06/01/51	780	773,748

				8,295,946

Connecticut 1.7%

Connecticut St. Spl. Tax Rev.,
Ref-Trans. Infrast. Purposes, Series A, Rfdg.	5.000	07/01/32	1,000	1,114,738
Series B	5.000	10/01/37	1,175	1,222,635
Norwalk Hsg. Auth. Rev.,
Wall Street Place (Mandatory put date 09/01/27)	3.050(cc)	09/01/58	1,425	1,423,926
Stamford Hsg. Auth. Rev.,
Mozaic Concierge Living Proj., Series D	4.250	10/01/30	1,200	1,206,731

				4,968,030

Delaware 0.0%

Delaware St. Econ. Dev. Auth. Rev.,
Newark Chart. Sch., Series A, Rfdg.	2.800	09/01/26	60	59,874

District of Columbia 1.4%

Dist. of Columbia Rev.,
KIPP Proj., Series B, Rfdg.	5.000	07/01/37	1,510	1,528,401
Proj., Series B, Rfdg.	5.000	07/01/27	220	225,116
Dist. of Columbia Tob. Settlement Fing. Corp. Rev.,
Asset Bkd. Bds., Rfdg.	6.750	05/15/40	2,270	2,328,444

				4,081,961

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida 4.3%

Florida Dev. Fin. Corp. Rev.,
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375%(cc)	10/01/54	1,000	$1,000,797
Florida Hr. Edl. Facs. Fing. Auth. Rev.,
Edl. Facs., Ringling Clg. Proj.	5.000	03/01/28	295	298,377
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/32	1,160	1,187,795
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Series A, AMT	5.000	10/01/29	1,230	1,309,080
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	300	301,960
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	100	100,070
Lee Cnty. Arpt. Rev.,
Series A-2, AMT (Mandatory put date 10/01/31)	5.000(cc)	10/01/56	1,100	1,181,212
Miami-Dade Cnty. Hsg. Fin. Auth. Rev.,
Ambar Station, Series A (Mandatory put date 08/01/29)	3.250(cc)	02/01/44	1,000	1,007,748
Residences at Palm Court, Series B (Mandatory put date 09/01/28)	2.950(cc)	09/01/29	1,500	1,502,368
Miami-Dade Cnty. Indl. Dev. Auth. Rev.,
Wste. Mgmt., Inc., Rmkt.	3.350	09/01/27	230	229,876
Myrtle Creek Impvt. Dist.,
Spl. Assmt., Series A, BAM, Rfdg.	4.000	05/01/27	365	365,174
Orange Cnty. Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series C, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	11/15/52	685	694,366
Orlando Util. Commn. Rev.,
Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	2,540	2,362,277
Town of Davie Rev.,
Nova Southeastern. Univ. Proj., Rfdg.	5.000	04/01/37	655	671,227
Village Cmnty. Dev. Dist. No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/26	200	200,174
Village Cmnty. Dev. Dist. No. 7,
Spl. Assmt., Rfdg.	4.000	05/01/26	245	245,224

				12,657,725

Georgia 2.9%

Atlanta Arpt. Passenger Facs. Charge Rev.,
Sub-Lien, Sustainable Bonds, Series E, AMT	5.000	07/01/33	1,265	1,391,571
Burke Cnty. Dev. Auth. Rev.,
Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt. (Mandatory put date 06/13/28)	3.700(cc)	10/01/32	565	574,309
Main Street Natural Gas, Inc. Rev.,
Gas Supply, Series C (Mandatory put date 11/01/27), 144A	4.000(cc)	08/01/52	1,500	1,492,646
Series B (Mandatory put date 03/01/32)	5.000(cc)	12/01/54	2,250	2,384,950
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	2,750	2,881,031

				8,724,507

Guam 0.4%

Territory of Guam Rev.,
Series G, Rfdg.	5.000	01/01/31	1,000	1,045,251

Idaho 0.4%

Idaho Hsg. & Fin. Association Rev.,
Series A	5.000	08/15/39	1,115	1,216,729

Illinois 5.3%

Chicago Board of Edu. Dedicated Capital Impvt. Tax Rev.,
Sch. Imps.	5.000	04/01/33	500	512,058
Sch. Imps.	5.000	04/01/33	2,160	2,186,887
Chicago O’Hare Int’l. Arpt. Rev.,
Series C, AMT, Rfdg.	5.000	01/01/34	500	542,729

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  3

Schedule of Investments (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Chicago O’Hare Int’l. Arpt. Rev., (cont’d.)
Series E, Rfdg., AMT	5.000%	01/01/27	500	$506,127
Sr. Lien, Series G, AMT	5.000	01/01/37	750	755,075
Illinois Fin. Auth. Rev.,
Advocate Healthcare Network, Series A-3, Rfdg.	5.000	11/01/30	540	558,309
Advocate Healthcare Proj., Series A-1, Rfdg.	4.000	11/01/30	565	575,274
Midwestern Unvi. Foundation, Sr. Series A	5.000	07/01/29	265	280,563
Midwestern Unvi. Foundation, Sr. Series A	5.000	07/01/30	475	508,939
Rush Univ. Sys. Hlth., Series A, Rfdg.	5.000	11/15/32	1,000	1,111,064
Illinois St.,
Series B, GO	5.000	05/01/31	1,820	1,970,875
Series D, GO, Rfdg.	5.000	07/01/36	1,100	1,172,809
Illinois St. Sales Tax Rev.,
Build Illinois Bonds, Jr. Oblig., Series C, Rfdg.	5.000	06/15/26	1,935	1,943,834
Sub. Series C, Rfdg.	4.000	06/15/26	1,000	1,002,376
Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	375	376,499
Sales Tax Secur. Corp. Rev.,
Senior Lien, Series C, Rfdg.	5.000	01/01/38	1,000	1,039,669
Sr. Series D	5.000	01/01/35	600	653,231

				15,696,318

Indiana 1.2%

Indiana Fin. Auth. Rev.,
Indiana Univ. Hlth., Series D-3, Rfdg. (Mandatory put date 10/01/33)	5.000(cc)	10/01/59	1,000	1,097,198
Pwr. & Light Co. Proj., Series A, Rfdg.	1.400	08/01/29	1,000	917,604
Indianapolis Local Pub. Impvt. Bond Bank Rev.,
Indianapolis Arpt. Auth. Proj., Series I-2, AMT, Rfdg.	5.000	01/01/32	1,510	1,633,329

				3,648,131

Iowa 0.8%

Guthrie Cnty. Hosp. Rev.,
Guthrie Cnty. Hosp. Proj. Series A, BANS	4.500	02/01/29	1,000	1,003,012
Iowa Student Loan Liquidity Corp. Rev.,
Sr. Series B, AMT	5.000	12/01/32	700	736,964
Sr. Series B, Rfdg., AMT	5.000	12/01/29	550	581,765

				2,321,741

Kentucky 2.6%

Kentucky Pub. Energy Auth. Rev.,
Series A, Rfdg. (Mandatory put date 12/01/29)	5.250(cc)	06/01/55	1,500	1,578,800
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	2,160	2,181,153
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	895	953,493
Series B	5.000	12/01/33	1,515	1,529,207
Kentucky Tpke. Auth. Rev.,
Revitalization Proj., Series A, Rfdg.	5.000	07/01/26	600	603,501
Trimble Cnty. Rev.,
Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	750	726,239

				7,572,393

Louisiana 0.3%

Parish of St. James Rev.,
Nustar Logistics L.P Proj., Rmkt. (Mandatory put date 06/01/30)	3.700(cc)	08/01/41	1,000	1,012,122

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Maine 0.7%
Maine St. Hsg. Auth. Rev.,
Sustainable Bonds, Series A	6.000%	11/15/56	2,000	$2,211,648

Maryland 0.3%

Maryland Comnty. Dev. Admin. Rev.,
Sustainable Bonds, Vlg. at Marley Station, Series D-2	3.300	01/01/29	1,000	1,010,192

Massachusetts 0.7%

Massachusetts Dev. Fin. Agcy. Rev.,
Series B, Rfdg.	4.000	02/15/36	1,000	1,069,133

Massachusetts Edl. Fing. Auth. Rev.,
Sr. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,042,495

				2,111,628

Michigan 3.2%

Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	500	535,042
Michigan St. Hsg. Dev. Auth. Rev.,
Series A	4.250	12/01/49	1,730	1,745,738
Series C	3.000	06/01/51	3,000	2,966,188
Michigan Strategic Fd. Rev.,
Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	1,800	1,799,942
Wayne Cnty. Arpt. Auth. Rev.,
Detroit Metropolitan Wayne Cnty. Arpt., Series G, Rfdg.	5.000	12/01/34	2,250	2,454,142

				9,501,052

Minnesota 0.4%

Minnesota Rural Wtr. Fin. Auth., Inc. Rev.,
Rfdg., BANS	3.300	08/01/26	1,275	1,275,037

Mississippi 0.7%

Mississippi Bus. Fin. Corp. Rev.,
Poll. Ctrl., Rfdg.	3.200	09/01/28	750	750,198
Warren Cnty. Rev.,
Intl. Paper Co. Proj., Rmkt. Rfdg.	4.000	09/01/32	1,250	1,282,009

				2,032,207

Missouri 0.5%

Kansas City Ind’l. Dev. Auth. Rev.,
Int’l Arpt. Term. Modernization Proj., Series B, AMT	5.000	03/01/30	1,000	1,047,642
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series B, Rfdg. (Mandatory put date 05/01/26)	4.000(cc)	05/01/51	335	335,302

				1,382,944

Nebraska 1.0%

Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	1,500	1,578,252
Sub. Series A-1 (Mandatory put date 08/01/31)	5.000(cc)	08/01/55	1,200	1,267,706

				2,845,958

New Hampshire 2.4%

National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	998	981,598

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  5

Schedule of Investments (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Hampshire (cont’d.)
New Hampshire Bus. Fin. Auth. Rev.,
Bridgeland Wtr. Util. Dist., 144A	5.375%	12/15/35	1,800	$1,721,683
Caldwell Ranch Proj., 144A	4.875	12/01/33	500	496,474
Grand Pines Proj., 144A	5.625	06/01/39	1,000	1,006,284
Silverado Proj., 144A	5.000	12/01/28	700	700,097
Tamarron Proj., 144A	5.250	12/01/35	1,800	1,739,084
The Wildflower Proj., CABS, 144A	5.574(t)	12/15/33	840	531,081

				7,176,301

New Jersey 4.7%
New Jersey Econ. Dev. Auth. Rev.,
Series SSS, Rfdg.	5.250	06/15/39	400	443,692
New Jersey Edl. Facs. Auth. Rev.,
Princeton Univ., Series A (Mandatory put date 07/01/31)	5.000(cc)	07/01/64	1,000	1,096,783
New Jersey Hr. Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 1-B, Rfdg., AMT	5.000	12/01/29	440	465,072
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/27	1,000	1,031,517
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/28	500	523,540
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/32	1,500	1,594,934
Sr. Series 1A, Rfdg., AMT	5.000	12/01/32	1,235	1,317,685
Sr. Series B, AMT	5.000	12/01/28	785	824,337
New Jersey Tpke. Auth. Rev.,
Series A, Rfdg.(hh)	5.000	01/01/33	2,000	2,182,494
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series A, Rfdg.	5.250	06/15/39	1,000	1,115,619
South Jersey Trans. Auth. Rev.,
Series A, Rfdg., BAM	5.000	11/01/38	1,000	1,092,021
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/26	1,745	1,749,803
Series A, Rfdg.	5.000	06/01/30	315	326,509
Series A, Rfdg.	5.000	06/01/36	235	241,079

				14,005,085

New Mexico 0.5%
Farmington Rev.,
4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,397,305

New York 11.3%
Empire St. Dev. Corp. Rev.,
Personal Income Tax, Series A	5.000	03/15/42	2,425	2,556,837
Personal Income Tax, Series A, Rfdg.	5.000	03/15/31	1,685	1,686,497
Personal Income Tax, Series C, Rfdg.	5.000	03/15/41	1,375	1,397,687
Long Island Pwr. Auth. Rev.,
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	2,000	1,984,396
Metropolitan Trans. Auth. Rev.,
Series D, Rfdg.	5.000	11/15/32	1,710	1,787,380
New York City Hsg. Dev. Corp. Rev.,
245 East 124th Street, Rmkt. (Mandatory Put Date 06/01/29)	2.100(cc)	11/01/46	1,500	1,441,734
8 Spruce Street Proj., Class E, Rfdg.	4.375	12/15/43	2,000	2,036,876
Sustainable Dev. Bonds, Series F-2A (Mandatory put date 12/22/26)	3.400(cc)	11/01/62	285	285,006
New York City Muni. Wtr. Fin. Auth. Rev.,
2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,013,813
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Fiscal 1999, Sub. Series E-1	5.000	02/01/36	1,000	1,015,755
Sub. Series A-2	5.000	08/01/38	2,505	2,550,312
New York City Trans. Fin. Auth. Rev.,
MultiModal Bonds, Sub-Series B	5.500	05/01/44	1,000	1,099,436

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York City Trans. Fin. Auth. Rev., (cont’d.)
Sub. Bonds, Series E	5.000%	11/01/36	1,000	$1,118,020
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	1,000	934,582
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	1,000	943,204
Orchard Park CCRC, Inc. Oblig. Grp., Temps-70, Series B-2	3.320	11/15/30	1,000	967,809
New York St. Dorm. Auth. Rev.,
Series A, Rfdg.	5.250	03/15/37	500	523,223
New York St. Envirml. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/03/30), 144A	4.250(cc)	09/01/50	1,315	1,330,680
New York St. Hsg. Fin. Agcy. Rev.,
320 West 38th Street Hsg., Series A (Mandatory put date 11/01/31)	3.570(cc)	05/01/42	2,250	2,242,751
Hsg. 160 W 62nd Street, Series A-2, Rmkt. (Mandatory put date 04/01/32)	3.600(cc)	11/01/44	1,200	1,197,364
Sustainable Bonds, Series B-2 (Mandatory put date 05/01/29)	3.600(cc)	11/01/64	1,000	1,007,082
Port Auth. of NY & NJ Rev.,
Consol, Series 197, Rfdg., AMT	5.000	11/15/32	800	807,897
Series 246, AMT, Rfdg.	5.000	09/01/30	1,175	1,265,333
Triborough Bridge & Tunnel Auth. Rev.,
Series A-2, Rfdg. (Mandatory put date 05/15/26)	2.000(cc)	05/15/45	1,000	998,727
Utility Debt Securitization Auth. Rev.,
Series TE-2, Rfdg.	5.000	12/15/33	1,000	1,114,049

				33,306,450

North Carolina 1.1%
Durham Hsg. Auth. Rev.,
Page Corners Apts. (Mandatory put date 07/01/28)	3.150(cc)	07/01/59	1,000	1,003,055
North Carolina Hsg. Fin. Agcy. Rev.,
1998 Trust Agreement, Series 59-A	6.250	01/01/57	1,570	1,774,695
North Carolina Med. Care Commn. Rev.,
United Methodist Retmnt. Homes Proj., Temps-50, Series B-3	3.400	10/01/29	380	371,279

				3,149,029

Ohio 2.8%
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	1,350	1,406,316
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/30	385	413,165
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/36	1,500	1,563,952
Cuyahoga Cnty. Rev.,
MetroHealth Sys., Rfdg.	4.000	02/15/29	1,200	1,203,435
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	485,473
Duke Energy Corp. Proj., Series A, AMT, Rfdg. (Mandatory put date 06/01/27)	4.250(cc)	11/01/39	2,000	2,014,683
Ohio Vlly. Elec. Corp. Proj., Series A	3.875	01/01/36	1,000	985,408
Ohio St. Rev.,
Cleveland Clinic Hlth. Sys., Series C, Rmkt. (Mandatory put date 05/01/28)	2.750(cc)	01/01/52	250	248,965

				8,321,397

Oklahoma 1.0%
Oklahoma Dev. Fin. Auth. Rev.,
OU Med. Proj., Series B	5.000	08/15/26	800	804,670
Univ. of Oklahoma Med. Proj., Series B	5.000	08/15/29	1,100	1,129,275
Oklahoma Tpke. Auth. Rev.,
Sr. Bonds, Series B, Rfdg.	5.000	01/01/32	1,000	1,111,758

				3,045,703

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  7

Schedule of Investments (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Oregon 0.3%
Albany Hosp. Facs. Auth. Rev.,
Mennonite Vlg. Proj. Temps 65SM, Series B-2(hh)	3.450%	11/15/30	1,015	$1,009,975

Pennsylvania 4.5%

Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	1,070	1,076,129
Delaware Vlly. Regl. Fin. Auth. Rev.,
Series A, AMBAC	5.500	08/01/28	445	472,133
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
Wste. Mgmt., Inc. Proj., Series A, AMT, Rmkt. (Mandatory put date 08/03/26)	3.875(cc)	08/01/37	1,250	1,250,860
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,229,571
Pennsylvania Hsg. Fin. Agcy. Rev.,
Sustainable Bond, Series 152A	6.250	10/01/56	3,000	3,360,310
Sustainable Bonds, Series 141A	5.750	10/01/53	2,360	2,511,488
Pennsylvania Tpke. Commn. Rev.,
Series A-1	5.000	12/01/41	1,215	1,217,643
Series A-2	5.000	12/01/36	1,300	1,354,015
School Dist. of Philadelphia,
Series A, GO	5.000	09/01/36	725	750,258

				13,222,407

Puerto Rico 0.6%

Commonwealth of Puerto Rico,

Restructured, Series A, GO, CABS	4.163(t)	07/01/33	700	507,025
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,

Restructured, Series A-1, CABS	3.352(t)	07/01/29	1,416	1,270,879

				1,777,904

Rhode Island 0.6%

Rhode Island Hsg. & Mortgage Fin. Corp. Rev.,

Homeownership Opportunity Bonds, Series 72-A	3.500	10/01/50	535	533,085
Rhode Island Student Loan Auth. Rev.,
Sr. Bonds, Series A, AMT	5.000	12/01/27	600	617,066
Sr. Prog., Series A, AMT	5.000	12/01/26	500	506,082
Tob. Settlement Fing. Corp. Rev.,

Series A, Rfdg.	5.000	06/01/28	240	240,310

				1,896,543

South Carolina 0.8%

Patriots Energy Grp. Fing. Agcy. Rev.,

Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	880	942,136
South Carolina Jobs-Econ. Dev. Auth. Rev.,

Foothill Affordable Hsg. Fndn., Paddock Club & Fairway Proj. (Mandatory put date 03/01/35)	4.000(cc)	03/01/62	800	795,739
South Carolina Pub. Svc. Auth. Rev.,

Santee Cooper Exchange Bonds, Series A, Rfdg.	4.000	12/01/29	619	644,811

				2,382,686

South Dakota 1.0%

South Dakota Hlth. & Edl. Facs. Auth. Rev.,
Sanford, Series C-1, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	11/01/52	755	803,215
Westhills Vlg. Retmnt. Cmnty. Issue, Series B-1	3.625	09/01/33	2,250	2,205,595

				3,008,810

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Tennessee 3.0%
Metropolitan Government Nashville & Davidson Cnty. Indl. Dev. Board Rev.,
Trinity Lane Apts. Proj. (Mandatory put date 07/01/29)	3.150%(cc)	07/01/44	2,000	$2,001,679
Metropolitan Nashville Arpt. Auth. Rev.,
Series B, AMT	5.000	07/01/33	1,750	1,911,672
Series B, AMT	5.250	07/01/34	500	547,288
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	1,820	1,940,338
Tennessee Energy Acq. Corp. Rev.,
Gas Proj., Series A-1, Rfdg. (Mandatory put date 05/01/28)	5.000(cc)	05/01/53	2,300	2,352,886

				8,753,863

Texas 11.0%

Arlington Hsg. Fin. Corp. Rev.,
6900 Matlok Road (Mandatory put date 04/01/27)	4.500(cc)	04/01/41	1,000	1,000,783
Brazos Hr. Edu. Auth., Inc. Rev.,
Sr. Series 1A, AMT	5.000	04/01/32	485	512,676
Brooks Dev. Auth. Rev.,
Sr. Lien, Series C, Rfdg. (Mandatory put date 08/15/28), 144A	5.000(cc)	08/15/42	1,890	1,927,153
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/35	1,000	1,106,620
Idea Pub. Sch., Series A	5.000	08/15/30	225	239,597
Intl. Leadership of Texas, Inc., Series B, PSFG (Mandatory put date 02/15/30)	4.000(cc)	02/15/55	1,035	1,066,078
Conroe Independent Sch. Dist.,
GO, PSFG	5.000	02/15/38	1,000	1,110,152
Dallas Hotel Occupancy Tax Rev.,
Rfdg.	4.000	08/15/28	1,025	1,029,184
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Memorial Hermann Hlth. Sys., Series B-3 (Mandatory Put Date 12/01/26)	5.000(cc)	07/01/49	280	283,775
Memorial Hermann Hlth. Sys., Series C, Rfdg. (Mandatory put date 07/01/29)	5.000(cc)	07/01/54	200	211,291
Harris Cnty. Indl. Dev. Corp. Rev.,
Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,750	1,744,683
Houston Arpt. Sys. Rev.,
United Airlines, Inc. Term. Impvt. Proj., Series B, Rfdg., AMT	5.250	07/15/28	615	632,148
Houston Combined Util. Sys. Rev.,
Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	1,000	1,001,313
United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.250	07/15/34	1,250	1,307,982
Las Varas Pub. Facs. Corp. Rev.,
Central at Commerce, Series A (Mandatory put date 11/01/29)	3.350(cc)	11/01/44	1,045	1,039,814
Lower Colorado River Auth. Rev.,
LCRA Transmission Svcs. Corp. Proj., Rfdg.	5.000	05/15/42	1,680	1,768,121
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Bella Vida Facs. Living Proj., Temps-50, Series B3, Rfdg.	4.250	10/01/30	1,000	1,005,856
Brazos Presbyterian Homes, Inc. Proj., Rfdg.	5.000	01/01/27	605	611,922
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/26	665	663,632
North Texas Hr. Ed. Auth., Inc. Rev.,
Sr. Series A, AMT	5.000	06/01/31	800	849,098
Plano Independent Sch. Dist.,
Series A, GO, PSFG	5.000	02/15/36	1,000	1,125,142
San Antonio Elec. & Gas Sys. Rev.,
Jr. Lien, Rfdg. (Mandatory put date 12/01/27)	2.000(cc)	02/01/49	1,500	1,467,169
Jr. Lien, Series A, Rfdg. (Mandatory put date 12/01/31)	3.150(cc)	02/01/55	1,750	1,725,442
Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Ascension Sr. Cr. Grp., Series C-1, Rfdg. (Mandatory put date 11/15/32)	5.000(cc)	11/15/51	2,000	2,184,823
Baylor Scott & White Hlth. Proj., Series E (Mandatory put date 05/15/26)	5.000(cc)	11/15/52	905	906,230
Texas Hlth. Resources Sys., Series C (Mandatory put date 11/15/32)	5.000(cc)	11/15/64	1,200	1,310,987
Texas Dept. of Hsg. & Cmnty. Affairs Rev.,
Pass Through Mortgage Cert., Series A	5.500	07/01/53	995	1,060,116
Sustainable Bonds, Series A	5.500	09/01/52	1,945	2,060,363

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  9

Schedule of Investments (continued)

as of March 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Texas Muni. Gas Acq. & Sply. Corp. Rev.,
Sr. Lien, Series D	6.250%	12/15/26	360	$367,894
Texas Priv. Activity Bond Surface Trans. Corp. Rev.,
Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,250	1,312,830

				32,632,874

Utah 2.5%

Salt Lake City Corp. Arpt. Rev.,
Intl. Arpt., Series A, AMT	5.000	07/01/32	2,000	2,175,724
Series A, AMT	5.000	07/01/28	375	383,957
Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,745	2,840,966
IHC Hlth. Svcs., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	345	347,224

Utah Housing Corp. Rev.,
Liberty Corner (Mandatory put date 09/01/29)	3.000(cc)	09/01/45	1,575	1,563,098

				7,310,969

Virginia 0.3%

Virginia Small Bus. Fing. Auth. Rev.,
Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	750	762,793

Washington 1.0%

Seattle Muni. Light & Pwr. Rev.,
Series B, Rfdg. (Mandatory put date 11/01/26)	2.670(cc)	05/01/45	500	493,963

Washington Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Series B, Rfdg.	5.000	07/01/28	375	386,590
Washington St. Hsg. Fin. Commn. Rev.,
Horizon Hse. Proj. Mand. Paydown Temps-50, Series B-3, Rfdg.	4.375	01/01/33	820	823,128
Whatcom Cnty. Pub. Util. Dist. No. 1,
Series A, GO, AMT, BAM	5.000	12/01/26	425	430,154
Series A, GO, AMT, BAM	5.000	12/01/27	330	339,783
Series A, GO, AMT, BAM	5.000	12/01/28	415	433,682

				2,907,300

West Virginia 0.3%

West Virginia Econ. Dev. Auth. Rev.,
Commercial Metals Co. Proj., AMT (Mandatory put date 05/15/32)	4.625(cc)	04/15/55	1,000	1,013,374

Wisconsin 2.4%

Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., Rfdg., 144A	5.000	12/15/36	368	361,527
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000	01/01/55	1,700	1,697,680
Kawa Fund Ltd., Class A, Series 1 (Mandatory put date 06/15/31)	3.625	06/15/63	2,500	2,462,403
Series 2025-1, Class A, Cert. (Mandatory put date 08/01/27), 144A	4.750(cc)	08/01/59	1,000	997,352
Signorelli Proj., 144A	5.375	12/15/32	900	892,113
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	700	701,337

				7,112,412

TOTAL LONG-TERM INVESTMENTS
(cost $290,982,052)				290,269,500

See Notes to Financial Statements.

10

Description	Shares	Value
SHORT-TERM INVESTMENT 2.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)

(cost $6,055,626)(wb)	6,055,626	$6,055,626

TOTAL INVESTMENTS 100.2%
(cost $297,037,678)		296,325,126
Liabilities in excess of other assets(z) (0.2)%		(714,612)

NET ASSETS 100.0%		$295,610,514

Below is a list of the abbreviation(s) used in the annual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CABS—Capital Appreciation Bonds

CGM—Citigroup Global Markets, Inc.

COP—Certificates of Participation

GO—General Obligation

IDB—Industrial Development Bond

OTC—Over-the-counter

PCR—Pollution Control Revenue

PSFG—Permanent School Fund Guarantee

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at March 31, 2026.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
56	10 Year U.S. Ultra Treasury Notes	Jun. 2026	$6,356,875	$60,799

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$357,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  11

Schedule of Investments (continued)

as of March 31, 2026

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$16,148,425	$—
Alaska	—	2,241,627	—
Arizona	—	9,939,561	—
Arkansas	—	2,909,734	—
California	—	11,165,579	—
Colorado	—	8,295,946	—
Connecticut	—	4,968,030	—
Delaware	—	59,874	—
District of Columbia	—	4,081,961	—
Florida	—	12,657,725	—
Georgia	—	8,724,507	—
Guam	—	1,045,251	—
Idaho	—	1,216,729	—
Illinois	—	15,696,318	—
Indiana	—	3,648,131	—
Iowa	—	2,321,741	—
Kentucky	—	7,572,393	—
Louisiana	—	1,012,122	—
Maine	—	2,211,648	—
Maryland	—	1,010,192	—
Massachusetts	—	2,111,628	—
Michigan	—	9,501,052	—
Minnesota	—	1,275,037	—
Mississippi	—	2,032,207	—
Missouri	—	1,382,944	—
Nebraska	—	2,845,958	—
New Hampshire	—	7,176,301	—
New Jersey	—	14,005,085	—
New Mexico	—	1,397,305	—
New York	—	33,306,450	—
North Carolina	—	3,149,029	—
Ohio	—	8,321,397	—
Oklahoma	—	3,045,703	—
Oregon	—	1,009,975	—
Pennsylvania	—	13,222,407	—
Puerto Rico	—	1,777,904	—
Rhode Island	—	1,896,543	—
South Carolina	—	2,382,686	—
South Dakota	—	3,008,810	—
Tennessee	—	8,753,863	—
Texas	—	32,632,874	—
Utah	—	7,310,969	—
Virginia	—	762,793	—
Washington	—	2,907,300	—
West Virginia	—	1,013,374	—
Wisconsin	—	7,112,412	—
Short-Term Investment
Affiliated Mutual Fund	6,055,626	—	—

Total	$6,055,626	$290,269,500	$—

Other Financial Instruments*
Assets
Futures Contracts	$60,799	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

12

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2026 were as follows:

Development	17.7%
Pre-pay Gas	14.3
Special Tax/Assessment District	13.0
Transportation	11.1
Corporate Backed IDB & PCR	10.6
Healthcare	10.6
Education	7.7
Power	5.2
General Obligation	3.0
Tobacco Appropriated	3.0
Affiliated Mutual Funds	2.0

Water & Sewer	1.2%
Lease Backed Certificate of Participation	0.7
Pre-Refunded	0.1
Solid Waste/Resource Recovery	0.0 *

100.2
Liabilities in excess of other assets	(0.2)

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$60,799*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended March 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(404,458)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$83,666

For the year ended March 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$5,720,316

*	Average volume is based on average quarter end balances for the year ended March 31, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  13

Statement of Assets and Liabilities

as of March 31, 2026

Assets

Investments at value:
Unaffiliated investments (cost $290,982,052)	$290,269,500
Affiliated investments (cost $6,055,626)	6,055,626
Dividends and interest receivable	3,528,351
Receivable for Fund shares sold	392,263
Deposit with broker for centrally cleared/exchange-traded derivatives	357,000
Prepaid expenses	976

Total Assets	300,603,716

Liabilities

Payable for investments purchased	3,263,138
Payable for Fund shares purchased	1,429,672
Dividends and Distributions payable	129,848
Accrued expenses and other liabilities	108,020
Distribution fee payable	23,194
Management fee payable	22,223
Due to broker—variation margin futures	16,625
Affiliated transfer agent fee payable	472
Trustees’ fees payable	10

Total Liabilities	4,993,202

Net Assets	$295,610,514

Net assets were comprised of:
Shares of beneficial interest, at par	$29,630
Paid-in capital in excess of par	312,074,955
Total distributable earnings (loss)	(16,494,071)

Net assets, March 31, 2026	$295,610,514

See Notes to Financial Statements.

14

Class A

Net asset value and redemption price per share, ($100,446,275 ÷ 10,066,035 shares of beneficial interest issued and outstanding)	$9.98
Maximum sales charge (2.25% of offering price)	0.23

Maximum offering price to public	$10.21

Class C

Net asset value, offering price and redemption price per share, ($2,313,435 ÷ 232,245 shares of beneficial interest issued and outstanding)	$9.96

Class Z

Net asset value, offering price and redemption price per share, ($163,273,460 ÷ 16,366,964 shares of beneficial interest issued and outstanding)	$9.98

Class R6

Net asset value, offering price and redemption price per share, ($29,577,344 ÷ 2,965,060 shares of beneficial interest issued and outstanding)	$9.98

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  15

Statement of Operations

Year Ended March 31, 2026

Net Investment Income (Loss)

Income
Interest income	$8,384,976
Affiliated dividend income	400,437

Total income	8,785,413

Expenses
Management fee	727,124
Distribution fee(a)	239,567
Transfer agent’s fees and expenses (including affiliated expense of $ 2,966)(a)	186,690
Registration fees(a)	55,646
Audit fee	46,821
Custodian and accounting fees	41,082
Professional fees	35,481
Shareholders’ reports	18,897
Trustees’ fees	12,770
Miscellaneous	33,507

Total expenses	1,397,585
Less: Fee waiver and/or expense reimbursement(a)	(333,655)
Custodian fee credit	(95)

Net expenses	1,063,835

Net investment income (loss)	7,721,578

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	538,652
Futures transactions	(404,458)

134,194

Net change in unrealized appreciation (depreciation) on:
Investments	1,294,468
Futures	83,666

1,378,134

Net gain (loss) on investment transactions	1,512,328

Net Increase (Decrease) In Net Assets Resulting From Operations	$9,233,906

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	212,917	26,650	—	—
Transfer agent’s fees and expenses	31,893	2,438	151,966	393
Registration fees	15,045	8,199	16,986	15,416
Fee waiver and/or expense reimbursement	(63,906)	(4,411)	(231,792)	(33,546)

See Notes to Financial Statements.

16

Statements of Changes in Net Assets

	Year Ended March 31,

	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$7,721,578	$5,641,474
Net realized gain (loss) on investment transactions	134,194	(949,149)
Net change in unrealized appreciation (depreciation) on investments	1,378,134	1,095,300

Net increase (decrease) in net assets resulting from operations	9,233,906	5,787,625

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,466,465)	(1,838,138)
Class C	(51,828)	(56,144)
Class Z	(4,418,538)	(3,207,089)
Class R6	(756,951)	(512,032)

	(7,693,782)	(5,613,403)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	154,554,042	101,879,225
Net asset value of shares issued in reinvestment of dividends and distributions	6,512,587	4,629,326
Cost of shares purchased	(88,510,953)	(90,993,651)

Net increase (decrease) in net assets from Fund share transactions	72,555,676	15,514,900

Total increase (decrease)	74,095,800	15,689,122

Net Assets:

Beginning of year	221,514,714	205,825,592

End of year	$295,610,514	$221,514,714

See Notes to Financial Statements.

PGIM Short Duration Muni Fund 17

Financial Highlights

Class A Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.89	$9.88	$9.81	$9.89	$10.46
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.26	0.22	0.13	0.08
Net realized and unrealized gain (loss) on investment transactions	0.09	0.01	0.07	(0.07)	(0.57)
Total from investment operations	0.38	0.27	0.29	0.06	(0.49)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.26)	(0.22)	(0.14)	(0.08)
Net asset value, end of year	$9.98	$9.89	$9.88	$9.81	$9.89
Total Return(b):	3.86%	2.71%	2.96%	0.60%	(4.73)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$100,446	$75,263	$69,282	$71,030	$104,310
Average net assets (000)	$85,167	$71,306	$70,852	$88,279	$116,393
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.60%	0.61%	0.62%	0.62%	0.61%
Expenses before waivers and/or expense reimbursement	0.68%	0.70%	0.71%	0.69%	0.65%
Net investment income (loss)	2.91%	2.59%	2.22%	1.38%	0.77%
Portfolio turnover rate(c)(d)	65%	79%	76%	87%	74%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

18

Class C Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.88	$9.87	$9.80	$9.89	$10.46
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.16	0.12	0.05	-	(b)
Net realized and unrealized gain (loss) on investment transactions	0.08	0.01	0.07	(0.09)	(0.57)
Total from investment operations	0.27	0.17	0.19	(0.04)	(0.57)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.16)	(0.12)	(0.05)	(-	)(b)
Net asset value, end of year	$9.96	$9.88	$9.87	$9.80	$9.89
Total Return(c):	2.80%	1.71%	1.97%	(0.37)%	(5.43)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,313	$2,984	$4,208	$7,101	$10,151
Average net assets (000)	$2,665	$3,562	$5,310	$8,543	$12,026
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.60%	1.60%	1.60%	1.49%	1.37%
Expenses before waivers and/or expense reimbursement	1.77%	1.73%	1.69%	1.56%	1.46%
Net investment income (loss)	1.89%	1.59%	1.23%	0.52%	0.02%
Portfolio turnover rate(d)(e)	65%	79%	76%	87%	74%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  19

Financial Highlights (continued)

Class Z Shares
	Year Ended March 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.89	$9.88	$9.80	$9.89	$10.46
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.29	0.25	0.16	0.11
Net realized and unrealized gain (loss) on investment transactions	0.09	- (b)	0.07	(0.08)	(0.57)
Total from investment operations	0.41	0.29	0.32	0.08	(0.46)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.28)	(0.24)	(0.17)	(0.11)
Net asset value, end of year	$9.98	$9.89	$9.88	$9.80	$9.89
Total Return(c):	4.15%	3.02%	3.37%	0.80%	(4.44)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$163,273	$123,037	$117,154	$148,873	$201,704
Average net assets (000)	$139,264	$111,813	$131,149	$163,511	$213,040
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.32%	0.32%	0.32%	0.32%	0.32%
Expenses before waivers and/or expense reimbursement	0.49%	0.51%	0.51%	0.48%	0.46%
Net investment income (loss)	3.18%	2.88%	2.52%	1.69%	1.06%
Portfolio turnover rate(d)(e)	65%	79%	76%	87%	74%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

20

Class R6 Shares
	Year Ended March 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.89	$9.88	$9.80	$9.89	$10.46
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.29	0.25	0.18	0.11
Net realized and unrealized gain (loss) on investment transactions	0.09	0.01	0.08	(0.10)	(0.57)
Total from investment operations	0.41	0.30	0.33	0.08	(0.46)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.29)	(0.25)	(0.17)	(0.11)
Net asset value, end of year	$9.98	$9.89	$9.88	$9.80	$9.89
Total Return(b):	4.18%	3.05%	3.40%	0.83%	(4.41)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$29,577	$20,231	$15,181	$11,841	$7,276
Average net assets (000)	$23,637	$17,604	$13,495	$9,770	$3,145
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses before waivers and/or expense reimbursement	0.43%	0.45%	0.51%	0.53%	0.77%
Net investment income (loss)	3.21%	2.92%	2.57%	1.81%	1.05%
Portfolio turnover rate(c)(d)	65%	79%	76%	87%	74%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  21

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Short Duration Muni Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

22

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are

PGIM Short Duration Muni Fund 23

Notes to Financial Statements (continued)

allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its investment group PGIM Credit. Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.29% on average daily net assets up to $5 billion;	0.29%
0.28% on average daily net assets over $5 billion.

The Manager has contractually agreed, through July 31, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver

24

and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment.

The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.85%
C	1.60
Z	0.32
R6	0.29

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the year ended March 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$26,396	$22,713
C	—	—

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, and the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Fund and the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended March 31, 2026, no Rule 17a-7 transactions were entered into by the Fund.

PGIM Short Duration Muni Fund 25

Notes to Financial Statements (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended March 31, 2026, were as follows:

Cost of Purchases	Proceeds from Sales
$228,175,676	$162,130,895

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended March 31, 2026, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)
$ —	$119,319,096	$113,263,470	$—	$—	$6,055,626	6,055,626	$262,892	$—

PGIM Core Ultra Short Bond Fund(wb)
661,826	71,505,933	72,167,759	—	—	—	—	137,545	—
$661,826	$190,825,029	$185,431,229	$—	$—	$6,055,626		$400,437	$—

(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended March 31, 2026, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Tax-Exempt Income	Total Dividends and Distributions

$363,325	$—	$—	$7,330,457	$7,693,782

For the year ended March 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Tax-Exempt Income	Total Dividends and Distributions

$217,089	$—	$—	$5,396,314	$5,613,403

For the year ended March 31, 2026, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax Exempt Income

$—	$—	$437,788

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of March 31, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$296,801,245	$1,789,248	$(2,204,568)	$(415,320)

The differences between GAAP basis and tax basis were primarily attributable to deferred losses on wash sales, differences in the treatment of accreting market discount for GAAP and tax purposes, and mark-to-market of futures contracts.

26

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of March 31, 2026 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$16,281,000	$205,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2026 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of March 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	1,204	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	8	91.3

PGIM Short Duration Muni Fund 27

Notes to Financial Statements (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Year ended March 31, 2026:
Shares sold	4,910,616	$49,102,819
Shares issued in reinvestment of dividends and distributions	223,217	2,230,389
Shares purchased	(2,710,155)	(27,041,599)
Net increase (decrease) in shares outstanding before conversion	2,423,678	24,291,609
Shares issued upon conversion from other share class(es)	218,699	2,189,006
Shares purchased upon conversion into other share class(es)	(187,137)	(1,874,025)
Net increase (decrease) in shares outstanding	2,455,240	$24,606,590

Year ended March 31, 2025:
Shares sold	3,288,251	$32,601,512
Shares issued in reinvestment of dividends and distributions	165,673	1,642,128
Shares purchased	(2,951,235)	(29,230,680)
Net increase (decrease) in shares outstanding before conversion	502,689	5,012,960
Shares issued upon conversion from other share class(es)	229,866	2,277,213
Shares purchased upon conversion into other share class(es)	(132,656)	(1,317,182)
Net increase (decrease) in shares outstanding	599,899	$5,972,991

Class C
Year ended March 31, 2026:
Shares sold	61,869	$616,919
Shares issued in reinvestment of dividends and distributions	4,405	43,939
Shares purchased	(59,342)	(592,704)
Net increase (decrease) in shares outstanding before conversion	6,932	68,154
Shares purchased upon conversion into other share class(es)	(76,734)	(765,568)
Net increase (decrease) in shares outstanding	(69,802)	$(697,414)

Year ended March 31, 2025:
Shares sold	17,747	$175,952
Shares issued in reinvestment of dividends and distributions	4,191	41,487
Shares purchased	(43,674)	(432,632)
Net increase (decrease) in shares outstanding before conversion	(21,736)	(215,193)
Shares purchased upon conversion into other share class(es)	(102,523)	(1,016,058)
Net increase (decrease) in shares outstanding	(124,259)	$(1,231,251)

Class Z
Year ended March 31, 2026:
Shares sold	8,860,729	$88,729,364
Shares issued in reinvestment of dividends and distributions	348,471	3,481,381
Shares purchased	(5,284,435)	(52,734,938)
Net increase (decrease) in shares outstanding before conversion	3,924,765	39,475,807
Shares issued upon conversion from other share class(es)	143,948	1,441,572
Shares purchased upon conversion into other share class(es)	(146,781)	(1,470,537)
Net increase (decrease) in shares outstanding	3,921,932	$39,446,842

Year ended March 31, 2025:
Shares sold	6,041,058	$59,833,345
Shares issued in reinvestment of dividends and distributions	245,652	2,433,684
Shares purchased	(5,678,684)	(56,305,961)
Net increase (decrease) in shares outstanding before conversion	608,026	5,961,068
Shares issued upon conversion from other share class(es)	123,547	1,226,522
Shares purchased upon conversion into other share class(es)	(145,921)	(1,443,850)
Net increase (decrease) in shares outstanding	585,652	$5,743,740

28

Share Class	Shares	Amount

Class R6

Year ended March 31, 2026:
Shares sold	1,612,265	$16,104,940
Shares issued in reinvestment of dividends and distributions	75,758	756,878
Shares purchased	(817,259)	(8,141,712)
Net increase (decrease) in shares outstanding before conversion	870,764	8,720,106
Shares issued upon conversion from other share class(es)	47,981	479,552
Net increase (decrease) in shares outstanding	918,745	$9,199,658

Year ended March 31, 2025:
Shares sold	936,665	$9,268,416
Shares issued in reinvestment of dividends and distributions	51,670	512,027
Shares purchased	(506,310)	(5,024,378)
Net increase (decrease) in shares outstanding before conversion	482,025	4,756,065
Shares issued upon conversion from other share class(es)	27,613	273,355
Net increase (decrease) in shares outstanding	509,638	$5,029,420

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended March 31, 2026.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

PGIM Short Duration Muni Fund 29

Notes to Financial Statements (continued)

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

30

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Tax Risk: Municipal bonds are subject to tax risk. This is the risk that federal income tax rates may decrease, which could decrease the demand for municipal bonds, or that a change in the law may limit or eliminate the exemption of interest on municipal bonds from such taxes. In addition, the income from municipal bonds could be declared taxable because of non-compliant conduct of an issuer.

PGIM Short Duration Muni Fund 31

Notes to Financial Statements (continued)

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2026.

32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 12 and Shareholders of PGIM Short Duration Muni Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Short Duration Muni Fund (one of the funds constituting Prudential Investment Portfolios 12, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

May 19, 2026

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Short Duration Muni Fund 33

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Conservative Retirement Spending Fund

PGIM Enhanced Retirement Spending Fund

PGIM Moderate Retirement Spending Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2026

Table of Contents	Financial Statements and Other Information	March 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Conservative Retirement Spending Fund	1
PGIM Enhanced Retirement Spending Fund	7
PGIM Moderate Retirement Spending Fund	13
Notes to Financial Statements	19

Other Information - Form N-CSR Items 8-11

PGIM Conservative Retirement Spending Fund

Schedule of Investments

as of March 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 86.5%

AFFILIATED EXCHANGE-TRADED FUND 2.0%
Fixed Income
PGIM Active High Yield Bond ETF
(cost $107,558)(wa)	3,115	$107,873

AFFILIATED MUTUAL FUNDS 81.0%
Domestic Equity 25.1%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	16,992	774,994
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	10,984	110,717
PGIM US Real Estate Fund (Class R6)	29,216	478,556

		1,364,267

Fixed Income 43.1%
PGIM Core Conservative Bond Fund (Class R6)	162,465	1,403,701
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	15,323	135,000
PGIM TIPS Fund (Class R6)	96,423	808,986

		2,347,687

International Equity 12.8%
PGIM Jennison Global Infrastructure Fund (Class R6)	24,695	475,870
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	13,074	221,342

		697,212

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,074,775)(wa)		4,409,166

UNAFFILIATED EXCHANGE-TRADED FUND 3.5%
Vanguard Long-Term Bond ETF (cost $192,112)	2,750	189,145

TOTAL LONG-TERM INVESTMENTS (cost $4,374,445)		4,706,184

SHORT-TERM INVESTMENT 14.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $796,678)(wa)	796,678	796,678

TOTAL INVESTMENTS 101.2% (cost $5,171,123)		5,502,862
Liabilities in excess of other assets (1.2)%		(64,593)

NET ASSETS 100.0%		$5,438,269

Below is a list of the abbreviation(s) used in the annual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Conservative Retirement Spending Fund 1

PGIM Conservative Retirement Spending Fund

Schedule of Investments (continued)

as of March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$107,873	$—	$—
Affiliated Mutual Funds
Domestic Equity	1,364,267	—	—
Fixed Income	2,347,687	—	—
International Equity	697,212	—	—
Unaffiliated Exchange-Traded Fund	189,145	—	—
Short-Term Investment
Affiliated Mutual Fund	796,678	—	—

Total	$5,502,862	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2026 were as follows:

Fixed Income	45.1%
Domestic Equity	25.1
Short-Term	14.7

International Equity	12.8%
Unaffiliated Exchange-Traded Fund	3.5

101.2
Liabilities in excess of other assets	(1.2)

100.0%

See Notes to Financial Statements.

2

PGIM Conservative Retirement Spending Fund

Statement of Assets & Liabilities

as of March 31, 2026

Assets

Investments at value:
Affiliated investments (cost $4,979,011)	$5,313,717
Unaffiliated investments (cost $192,112)	189,145
Receivable for investments sold	59,746
Due from Manager	18,943
Dividends receivable	682
Prepaid expenses	585

Total Assets	5,582,818

Liabilities

Payable for investments purchased	86,540
Audit fee payable	19,293
Custodian and accounting fees payable	16,769
Professional fees payable	13,800
Accrued expenses and other liabilities	6,030
Shareholders’ reports fee payable	2,104
Affiliated transfer agent fee payable	13

Total Liabilities	144,549

Net Assets	$5,438,269

Net assets were comprised of:
Shares of beneficial interest, at par	$501
Paid-in capital in excess of par	5,010,432
Total distributable earnings (loss)	427,336

Net assets, March 31, 2026	$5,438,269

Class R6

Net asset value, offering price and redemption price per share, ($5,438,269 ÷ 501,092 shares of beneficial interest issued and outstanding)	$10.85

See Notes to Financial Statements.

PGIM Conservative Retirement Spending Fund 3

PGIM Conservative Retirement Spending Fund

Statement of Operations

Year Ended March 31, 2026

Net Investment Income (Loss)

Income
Affiliated dividend income	$177,311
Unaffiliated dividend income	8,754

Total income	186,065

Expenses
Custodian and accounting fees	49,330
Professional fees	38,304
Audit fee	19,293
Shareholders’ reports	16,242
Registration fees	10,112
Trustees’ fees	9,600
Fund data services	8,849
Commitment fees	5,570
Transfer agent’s fees and expenses (including affiliated expense of $ 76)	139
Offering fees	27
Miscellaneous	4,347

Total expenses	161,813
Less: Fee waiver and/or expense reimbursement	(161,442)

Net expenses	371

Net investment income (loss)	185,694

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $ 34,727)	34,652

Affiliated net capital gain distributions received	80,576

115,228

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $ 199,195)	195,139

Net gain (loss) on investment transactions	310,367

Net Increase (Decrease) In Net Assets Resulting From Operations	$496,061

See Notes to Financial Statements.

4

PGIM Conservative Retirement Spending Fund

Statements of Changes in Net Assets

	Year Ended March 31, 2026	April 03, 2024* through March 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$185,694	$183,362
Net realized gain (loss) on investment transactions	115,228	77,901
Net change in unrealized appreciation (depreciation) on investments	195,139	136,600

Net increase (decrease) in net assets resulting from operations	496,061	397,863

Dividends and Distributions
Distributions from distributable earnings
Class R6	(267,038)	(199,585)

Fund share transactions
Net proceeds from shares sold (0 and 501,000 shares, respectively)	—	5,010,000
Net asset value of shares issued in reinvestment of dividends and distributions (53 and 39 shares, respectively)	563	405

Net increase (decrease) in net assets from Fund share transactions	563	5,010,405

Total increase (decrease)	229,586	5,208,683

Net Assets:

Beginning of period	5,208,683	—

End of period	$5,438,269	$5,208,683

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Conservative Retirement Spending Fund 5

PGIM Conservative Retirement Spending Fund

Financial Highlights

Class R6 Shares
	Year Ended March 31, 2026	April 03, 2024(a) through March 31, 2025

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.40	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.37
Net realized and unrealized gain (loss) on investment transactions	0.61	0.43
Total from investment operations	0.98	0.80
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.37)
Distributions from net realized gains	(0.14)	(0.03)
Total dividends and distributions	(0.53)	(0.40)
Net asset value, end of period	$10.85	$10.40
Total Return(c):	9.62%	8.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,438	$5,209
Average net assets (000)	$5,380	$5,176
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.01%	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	3.01%	3.44	%(e)
Net investment income (loss)	3.45%	3.56	%(e)
Portfolio turnover rate(g)	13%	13%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

6

PGIM Enhanced Retirement Spending Fund

Schedule of Investments

as of March 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 3.0%
Fixed Income
PGIM Active High Yield Bond ETF
(cost $178,627)(wa)	5,167	$178,933

AFFILIATED MUTUAL FUNDS 93.0%
Domestic Equity 40.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	12,842	185,050
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	34,650	1,580,385
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	25,524	257,280
PGIM US Real Estate Fund (Class R6)	25,300	414,416

		2,437,131

Fixed Income 18.8%
PGIM Core Conservative Bond Fund (Class R6)	48,366	417,884
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	21,121	149,534
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	41,343	364,236
PGIM TIPS Fund (Class R6)	24,877	208,719

		1,140,373

International Equity 34.1%
PGIM Global Real Estate Fund (Class R6)	28,321	599,559
PGIM Jennison Global Infrastructure Fund (Class R6)	28,561	550,365
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	13,129	183,281
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	43,401	734,773

		2,067,978

TOTAL AFFILIATED MUTUAL FUNDS
(cost $5,018,399)(wa)		5,645,482

UNAFFILIATED EXCHANGE-TRADED FUND 3.9%
Vanguard Long-Term Bond ETF
(cost $242,615)	3,476	239,079

TOTAL LONG-TERM INVESTMENTS
(cost $5,439,641)		6,063,494

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $55,334)(wa)	55,334	55,334

TOTAL INVESTMENTS 100.8%
(cost $5,494,975)		6,118,828

Liabilities in excess of other assets (0.8)%		(49,406)

NET ASSETS 100.0%		$6,069,422

Below is a list of the abbreviation(s) used in the annual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Enhanced Retirement Spending Fund 7

PGIM Enhanced Retirement Spending Fund

Schedule of Investments (continued)

as of March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$178,933	$—	$—
Affiliated Mutual Funds
Domestic Equity	2,437,131	—	—
Fixed Income	1,140,373	—	—
International Equity	2,067,978	—	—
Unaffiliated Exchange-Traded Fund	239,079	—	—
Short-Term Investment
Affiliated Mutual Fund	55,334	—	—

Total	$6,118,828	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2026 were as follows:

Domestic Equity	40.1%
International Equity	34.1
Fixed Income	21.8

Unaffiliated Exchange-Traded Fund	3.9%
Short-Term	0.9

100.8
Liabilities in excess of other assets	(0.8)

100.0%

See Notes to Financial Statements.

8

PGIM Enhanced Retirement Spending Fund

Statement of Assets & Liabilities

as of March 31, 2026

Assets

Investments at value:
Affiliated investments (cost $5,252,360)	$5,879,749
Unaffiliated investments (cost $242,615)	239,079
Receivable for investments sold	126,167
Due from Manager	18,225
Dividends receivable	1,164
Prepaid expenses	584

Total Assets	6,264,968

Liabilities
Payable for investments purchased	127,152
Audit fee payable	19,292
Custodian and accounting fees payable	16,710
Registration fees payable	11,911
Professional fees payable	11,507
Accrued expenses and other liabilities	8,956
Affiliated transfer agent fee payable	18

Total Liabilities	195,546

Net Assets	$6,069,422

Net assets were comprised of:
Shares of beneficial interest, at par	$525
Paid-in capital in excess of par	5,253,248
Total distributable earnings (loss)	815,649

Net assets, March 31, 2026	$6,069,422

Class R6

Net asset value, offering price and redemption price per share, ($6,069,422 ÷ 524,710 shares of beneficial interest issued and outstanding)	$11.57

See Notes to Financial Statements.

PGIM Enhanced Retirement Spending Fund 9

PGIM Enhanced Retirement Spending Fund

Statement of Operations

Year Ended March 31, 2026

Net Investment Income (Loss)

Income
Affiliated dividend income	$166,076
Unaffiliated dividend income	10,956

Total income	177,032

Expenses
Custodian and accounting fees	50,055
Professional fees	33,599
Audit fee	19,292
Shareholders’ reports	16,196
Registration fees	9,887
Trustees’ fees	9,600
Fund data services	8,849
Commitment fees	5,569
Insurance expense	1,006
Transfer agent’s fees and expenses (including affiliated expense of $127)	225
Offering fees	27
Miscellaneous	7,143

Total expenses	161,448
Less: Fee waiver and/or expense reimbursement	(161,448)

Net expenses	—

Net investment income (loss)	177,032

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $56,758)	56,543

Affiliated net capital gain distributions received	174,023
Payment from Manager	7,543

238,109

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $491,084)	486,250

Net gain (loss) on investment transactions	724,359

Net Increase (Decrease) In Net Assets Resulting From Operations	$901,391

See Notes to Financial Statements.

10

PGIM Enhanced Retirement Spending Fund

Statements of Changes in Net Assets

	Year Ended March 31, 2026	April 03, 2024* through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$177,032	$156,487
Net realized gain (loss) on investment transactions	238,109	136,881
Net change in unrealized appreciation (depreciation) on investments	486,250	137,603

Net increase (decrease) in net assets resulting from operations	901,391	430,971

Dividends and Distributions
Distributions from distributable earnings
Class R6	(311,482)	(205,275)

Fund share transactions
Net proceeds from shares sold (10,557 and 512,454 shares, respectively)	110,000	5,125,000
Net asset value of shares issued in reinvestment of dividends and distributions (1,237 and 462 shares, respectively)	13,987	4,830

Net increase (decrease) in net assets from Fund share transactions	123,987	5,129,830

Total increase (decrease)	713,896	5,355,526

Net Assets:
Beginning of period	5,355,526	—

End of period	$6,069,422	$5,355,526

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Enhanced Retirement Spending Fund 11

PGIM Enhanced Retirement Spending Fund

Financial Highlights

Class R6 Shares
	Year Ended March 31, 2026		April 03, 2024(a) through March 31, 2025

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.44		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.31
Net realized and unrealized gain (loss) on investment transactions	1.38		0.53
Total from investment operations	1.72		0.84
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.37)
Distributions from net realized gains	(0.22)		(0.03)
Total dividends and distributions	(0.59)		(0.40)
Net asset value, end of period	$11.57		$10.44
Total Return(c):	16.73%		8.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,069		$5,356
Average net assets (000)	$5,900		$5,354
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	2.74%		3.50	%(f)
Net investment income (loss)	3.00%		2.94	%(f)
Portfolio turnover rate(g)	16%		15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Investments on the Statement of Operations.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

PGIM Moderate Retirement Spending Fund

Schedule of Investments

as of March 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 94.0%

AFFILIATED EXCHANGE-TRADED FUND 2.0%
Fixed Income
PGIM Active High Yield Bond ETF
(cost $110,691)(wa)	3,204	$110,954

AFFILIATED MUTUAL FUNDS 86.1%
Domestic Equity 33.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	7,959	114,688
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	24,724	1,127,650
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	11,300	113,908
PGIM US Real Estate Fund (Class R6)	30,362	497,331

		1,853,577

Fixed Income 30.1%
PGIM Core Conservative Bond Fund (Class R6)	96,399	832,885
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	15,715	111,264
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	27,863	245,476
PGIM TIPS Fund (Class R6)	59,500	499,204

		1,688,829

International Equity 23.0%
PGIM Global Real Estate Fund (Class R6)	11,758	248,920
PGIM Jennison Global Infrastructure Fund (Class R6)	29,958	577,292
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	27,574	466,825

		1,293,037

TOTAL AFFILIATED MUTUAL FUNDS
(cost $4,359,555)(wa)		4,835,443

UNAFFILIATED EXCHANGE-TRADED FUND 5.9%
Vanguard Long-Term Bond ETF

(cost $338,740)	4,850	333,583

TOTAL LONG-TERM INVESTMENTS
(cost $4,808,986)		5,279,980

SHORT-TERM INVESTMENT 7.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $399,008)(wa)	399,008	399,008

TOTAL INVESTMENTS 101.1%
(cost $5,207,994)		5,678,988

Liabilities in excess of other assets (1.1)%		(61,577)

NET ASSETS 100.0%		$5,617,411

Below is a list of the abbreviation(s) used in the annual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Moderate Retirement Spending Fund 13

PGIM Moderate Retirement Spending Fund

Schedule of Investments (continued)

as of March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$110,954	$—	$—
Affiliated Mutual Funds
Domestic Equity	1,853,577	—	—
Fixed Income	1,688,829	—	—
International Equity	1,293,037	—	—
Unaffiliated Exchange-Traded Fund	333,583	—	—
Short-Term Investment
Affiliated Mutual Fund	399,008	—	—

Total	$5,678,988	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2026 were as follows:

Domestic Equity	33.0%
Fixed Income	32.1
International Equity	23.0

Short-Term	7.1%
Unaffiliated Exchange-Traded Fund	5.9

101.1
Liabilities in excess of other assets	(1.1)

100.0%

See Notes to Financial Statements.

14

PGIM Moderate Retirement Spending Fund

Statement of Assets & Liabilities

as of March 31, 2026

Assets

Investments at value:
Affiliated investments (cost $4,869,254)	$5,345,405
Unaffiliated investments (cost $338,740)	333,583
Receivable for investments sold	90,470
Due from Manager	23,872
Dividends receivable	710
Prepaid expenses	584

Total Assets	5,794,624

Liabilities
Payable for investments purchased	107,997
Audit fee payable	19,292
Custodian and accounting fees payable	16,731
Professional fees payable	13,319
Registration fees payable	11,910
Accrued expenses and other liabilities	7,955
Affiliated transfer agent fee payable	9

Total Liabilities	177,213

Net Assets	$5,617,411

Net assets were comprised of:
Shares of beneficial interest, at par	$501
Paid-in capital in excess of par	5,010,454
Total distributable earnings (loss)	606,456

Net assets, March 31, 2026	$5,617,411

Class R6

Net asset value, offering price and redemption price per share, ($5,617,411 ÷ 501,093 shares of beneficial interest issued and outstanding)	$11.21

See Notes to Financial Statements.

PGIM Moderate Retirement Spending Fund 15

PGIM Moderate Retirement Spending Fund

Statement of Operations

Year Ended March 31, 2026

Net Investment Income (Loss)

Income
Affiliated dividend income	$162,661
Unaffiliated dividend income	15,377

Total income	178,038

Expenses
Custodian and accounting fees	49,867
Professional fees	36,181
Audit fee	19,292
Shareholders’ reports	16,375
Registration fees	9,886
Trustees’ fees	9,600
Fund data services	8,849
Commitment fees	5,570
Insurance expense	1,006
Transfer agent’s fees and expenses (including affiliated expense of $69)	137
Offering fees	27
Miscellaneous	7,348

Total expenses	164,138
Less: Fee waiver and/or expense reimbursement	(164,138)

Net expenses	—

Net investment income (loss)	178,038

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $47,509)	47,313

Affiliated net capital gain distributions received	113,897
Payment from Manager	3,739

164,949

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $329,745)	322,722

Net gain (loss) on investment transactions	487,671

Net Increase (Decrease) In Net Assets Resulting From Operations	$665,709

See Notes to Financial Statements.

16

PGIM Moderate Retirement Spending Fund

Statements of Changes in Net Assets

	Year Ended March 31, 2026	April 03, 2024* through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$178,038	$168,382
Net realized gain (loss) on investment transactions	164,949	103,818
Net change in unrealized appreciation (depreciation) on investments	322,722	148,272

Net increase (decrease) in net assets resulting from operations	665,709	420,472

Dividends and Distributions
Distributions from distributable earnings
Class R6	(281,647)	(198,116)

Fund share transactions
Net proceeds from shares sold (0 and 501,000 shares, respectively)	—	5,010,000
Net asset value of shares issued in reinvestment of dividends and distributions (54 and 39 shares, respectively)	592	401

Net increase (decrease) in net assets from Fund share transactions	592	5,010,401

Total increase (decrease)	384,654	5,232,757

Net Assets:
Beginning of period	5,232,757	—

End of period	$5,617,411	$5,232,757

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Moderate Retirement Spending Fund 17

PGIM Moderate Retirement Spending Fund

Financial Highlights

Class R6 Shares
	Year Ended March 31, 2026		April 03, 2024(a) through March 31, 2025

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.44		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.34
Net realized and unrealized gain (loss) on investment transactions	0.97		0.50
Total from investment operations	1.33		0.84
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.37)
Distributions from net realized gains	(0.17)		(0.03)
Total dividends and distributions	(0.56)		(0.40)
Net asset value, end of period	$11.21		$10.44
Total Return(c):	12.85%		8.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,617		$5,233
Average net assets (000)	$5,515		$5,220
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	2.98%		3.57	%(f)
Net investment income (loss)	3.23%		3.24	%(f)
Portfolio turnover rate(g)	15%		14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Investments on the Statement of Operations.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Conservative Retirement Spending Fund (“Conservative Retirement Spending”), PGIM Enhanced Retirement Spending Fund (“Enhanced Retirement Spending”) and PGIM Moderate Retirement Spending Fund (“Moderate Retirement Spending”) (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act. Each Fund is structured as a “fund of funds,” meaning that instead of buying individual securities directly, each Fund invests primarily in mutual funds and exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”).

The investment objective of each Fund is to seek a balance between growth and conservation of capital.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Funds, as listed in each Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

19

Notes to Financial Statements (continued)

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

20

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

Each Fund does not pay the Manager a management fee. For the reporting period ended March 31, 2026, the contractual and effective management fee rates for each of the funds were 0.00% of each Fund’s average daily net assets.

The Manager has entered into subadvisory agreements with PGIM DC Solutions LLC (“PGIM DC Solutions” or the “subadviser”).

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. This waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Fund’s Board of Trustees.

The expense limitation attributable to below class is:

Class	Expense Limitations

R6	0.35%

The RIC, on behalf of each Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of each Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of each Fund.

PGIM Investments, PIMS and PGIM DC Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Conservative Retirement Spending	$590,487	$618,079

21

Notes to Financial Statements (continued)

Fund	Cost of Purchases	Proceeds from Sales
Enhanced Retirement Spending	$1,104,140	$934,712
Moderate Retirement Spending	778,482	784,158

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended March 31, 2026, is presented as follows:

Conservative Retirement Spending

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF
$ 103,729	$ 10,406	$ 5,541	$ (677)	$ (44)	$ 107,873	3,115	$ 8,299	$ —

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)

1,352,595	142,412	93,001	1,503	192	1,403,701	162,465	58,522	—

PGIM Jennison Global Infrastructure Fund (Class R6)

454,369	43,340	91,801	60,006	9,956	475,870	24,695	7,588	25,195

PGIM Quant Solutions Commodity Strategies Fund (Class R6)

130,672	29,486	56,034	24,926	5,950	135,000	15,323	10,418	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)

205,384	30,728	51,868	31,616	5,482	221,342	13,074	7,509	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)

730,366	136,936	153,590	48,803	12,479	774,994	16,992	9,110	52,945

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)

104,015	16,334	22,939	15,622	(2,315)	110,717	10,984	1,349	2,436

PGIM TIPS Fund (Class R6)
781,432	94,270	57,168	(9,148)	(400)	808,986	96,423	32,819	—

PGIM US Real Estate Fund (Class R6)
458,683	64,992	75,090	26,544	3,427	478,556	29,216	9,685	—
$4,217,516	$558,498	$601,491	$199,872	$34,771	$4,409,166		$137,000	$80,576

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 747,334	$272,378	$223,034	$ —	$ —	$ 796,678	796,678	$32,012	$ —
$5,068,579	$841,282	$830,066	$199,195	$34,727	$5,313,717		$177,311	$80,576

Enhanced Retirement Spending

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF
$ 160,137	$ 34,786	$ 14,549	$ (1,226)	$ (215)	$ 178,933	5,167	$ 13,639	$ —

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)

374,760	83,801	41,079	612	(210)	417,884	48,366	17,257	—

22

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Emerging Markets Debt Hard Currency Fund (Class R6)

$ 133,342	$ 23,802	$ 11,766	$ 4,130	$ 26	$ 149,534	21,121	$ 10,484	$ —

PGIM Global Real Estate Fund (Class R6)

530,326	96,904	76,483	44,307	4,505	599,559	28,321	17,396	—

PGIM Jennison Global Infrastructure Fund (Class R6)

488,962	72,470	90,049	73,223	5,759	550,365	28,561	8,595	29,354

PGIM Jennison Small-Cap Core Equity Fund (Class R6)

159,624	35,791	28,288	18,575	(652)	185,050	12,842	—	5,409

PGIM Quant Solutions Commodity Strategies Fund (Class R6)

328,137	97,565	147,346	68,285	17,595	364,236	41,343	28,320	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)

159,816	53,779	56,599	19,860	6,425	183,281	13,129	5,215	24,853

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)

634,000	103,084	120,536	108,724	9,501	734,773	43,401	25,098	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)

1,385,179	302,544	221,943	99,530	15,075	1,580,385	34,650	18,705	108,708

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
224,789	37,300	34,932	33,391	(3,268)	257,280	25,524	3,157	5,699

PGIM TIPS Fund (Class R6)
187,644	45,094	21,630	(2,196)	(193)	208,719	24,877	8,317	—

PGIM US Real Estate Fund (Class R6)
369,565	69,774	51,202	23,869	2,410	414,416	25,300	8,259	—
$4,976,144	$1,021,908	$901,853	$492,310	$56,973	$5,645,482		$150,803	$174,023

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 52,261	$208,736	$205,663	$—	$—	$ 55,334	55,334	$1,634	$ —
$5,188,542	$1,265,430	$1,122,065	$491,084	$56,758	$5,879,749		$166,076	$174,023

Moderate Retirement Spending

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF
$ 104,216	$ 14,770	$ 7,220	$ (728)	$ (84)	$ 110,954	3,204	$ 8,506	$ —

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
784,171	115,966	68,162	1,045	(135)	832,885	96,399	34,595	—

PGIM Emerging Markets Debt Hard Currency Fund (Class R6)
104,167	13,030	9,136	3,093	110	111,264	15,715	7,841	—

PGIM Global Real Estate Fund (Class R6)
231,203	35,304	38,152	17,976	2,589	248,920	11,758	7,303	—

PGIM Jennison Global Infrastructure Fund (Class R6)
538,520	50,062	95,299	75,008	9,001	577,292	29,958	9,137	30,694

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
103,917	21,056	21,536	11,671	(420)	114,688	7,959	—	3,343

23

Notes to Financial Statements (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
$ 232,168	$ 57,542	$101,025	$45,555	$ 11,236	$ 245,476	27,863	$ 19,024	$ —

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
423,074	61,635	94,793	67,724	9,185	466,825	27,574	15,900	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
1,038,028	200,011	196,070	70,488	15,193	1,127,650	24,724	13,309	77,344

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
104,525	15,854	19,970	15,475	(1,976)	113,908	11,300	1,394	2,516

PGIM TIPS Fund (Class R6)
471,162	77,262	43,367	(5,508)	(345)	499,204	59,500	20,117	—

PGIM US Real Estate Fund (Class R6)
465,692	68,459	67,921	27,946	3,155	497,331	30,362	10,008	—
$4,496,627	$716,181	$755,431	$330,473	$47,593	$4,835,443		$138,628	$113,897

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 366,276	$248,620	$215,888	$ —	$ —	$ 399,008	399,008	$ 15,527	$ —
$4,967,119	$979,571	$978,539	$329,745	$47,509	$5,345,405		$162,661	$113,897

(wa) Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended March 31, 2026, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Conservative Retirement Spending	$212,042	$54,996	$—	$267,038

Enhanced Retirement Spending	219,517	91,965	—	311,482

Moderate Retirement Spending	208,523	73,124	—	281,647

For the reporting period ended March 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Conservative Retirement Spending	$199,585	$—	$—	$199,585

Enhanced Retirement Spending	205,275	—	—	205,275

Moderate Retirement Spending	198,116	—	—	198,116

For the reporting period ended March 31, 2026, the Funds had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

Conservative Retirement Spending	$13,171	$86,048

Enhanced Retirement Spending	19,598	181,395

Moderate Retirement Spending	14,138	127,476

24

The United States federal income tax basis of the investments and the net unrealized appreciation (depreciation) as of March 31, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Conservative Retirement Spending	$5,174,745	$336,832	$ (8,715)	$328,117

Enhanced Retirement Spending	5,504,172	633,278	(18,622)	614,656

Moderate Retirement Spending	5,214,146	478,753	(13,911)	464,842

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended March 31, 2026 are subject to such review.

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of each Fund, at $0.001 par value per share, currently divided into one class, designated Class R6 shares.

As of March 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Conservative Retirement Spending–Class R6	501,092	100.0%

Enhanced Retirement Spending–Class R6	501,094	95.5

Moderate Retirement Spending–Class R6	501,093	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Conservative Retirement Spending	1	99.8%

Enhanced Retirement Spending	1	95.3

Moderate Retirement Spending	1	99.8

Unaffiliated:

Conservative Retirement Spending	—	—

Enhanced Retirement Spending	—	—

Moderate Retirement Spending	—	—

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in

25

Notes to Financial Statements (continued)

large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the year ended March 31, 2026.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Affiliated Funds Risk: The Fund’s Manager serves as manager of certain of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns. The fees charged by Underlying Funds may not necessarily be the least expensive.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., fixed income, equity and non-traditional). However, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s and/or the subadviser’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds’ performance may be lower than the performance of the asset class which they were selected to represent. The Underlying Funds may change their investment objectives or policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund might be forced to withdraw its investment from the Underlying Fund at a disadvantageous time and price.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

26

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of a Fund’s allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of rebalancing is likely to be greater when a Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and an Underlying Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if an Underlying Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Underlying Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of an Underlying Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as

27

Notes to Financial Statements (continued)

the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, an Underlying Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Real Estate Related Securities Risk: The Fund’s investment in certain Underlying Funds will expose the Fund to the performance of the real estate markets. The value of real estate securities in general, and real estate investment trusts (REITs) in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by an Underlying Fund. The maximum potential liability of the issuers of some U.S. Government securities held by an Underlying Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would

28

provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2026.

29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 12 and Shareholders of PGIM Conservative Retirement Spending Fund, PGIM Moderate Retirement Spending Fund and PGIM Enhanced Retirement Spending Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Conservative Retirement Spending Fund, PGIM Moderate Retirement Spending Fund and PGIM Enhanced Retirement Spending Fund (three of the funds constituting Prudential Investment Portfolios 12, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, and the statements of changes in net assets and the financial highlights for the year ended March 31, 2026 and for the period April 3, 2024 (commencement of operations) through March 31, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year ended March 31, 2026, and the changes in each of their net assets and each of the financial highlights for the year ended March 31, 2026 and for the period April 3, 2024 (commencement of operations) through March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

May 19, 2026

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

30

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	– Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16	– Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 19, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	May 19, 2026